UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03857
American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Global Growth Portfolio
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 77
Total number of portfolio holdings	6
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	80.06%
Growth-and-income funds	20.02%
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of addi
tion
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-104-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Growth and Income Portfolio
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 428
Total number of portfolio holdings	8
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.53%
Fixed income funds	29.37%
Growth funds	10.21%
Equity-income funds	9.95%
Balanced funds	5.01
Asset allocation funds	5.01%
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of addi
tion
al in
form
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-105-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth Portfolio
Class P2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 1,789,629
Total number of portfolio holdings	25
Portfolio turnover rate	26%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Availability of a
dditiona
l information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-106-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth and Income Portfolio
Class P2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 1,340,109
Total number of portfolio holdings	21
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Availability of additional i
nform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-107-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Global Allocation Portfolio
Class P2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 358,598
Total number of portfolio holdings	17
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Availability of additional in
format
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2SRX-108-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional in
format
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-145-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of ad
ditional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-145-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-145-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 4
for the six months ended June 30,
2025
This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%
Portfolio holdings by fund type
(
percent
of net
assets
)
*Less than 0.01%.
Availability
of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-145-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Avai
labi
lity of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-143-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 0.01%.
Availability of a
ddition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-143-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding).
If
you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. INA2SRX-143-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-143-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-142-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be
householded
, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-142-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30
days
of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-142-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
,
please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-142-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not
be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt
by
Capital Group or your financial intermediary.
Lit. No. INA1SRX-141-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not
be householded,
please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA5SRX-141-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital
Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions will typically be effective within 30
days
of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-141-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA4SRX-141-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. INA1SRX-140-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. INA5SRX-140-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial
intermediary
.
Lit. No. INA2SRX-140-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA4SRX-140-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. INA1SRX-139-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. INA5SRX-139-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-139-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-139-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your financial intermediary.
Lit. No. INA1SRX-138-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital
Group
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-138-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your financial intermediary.
Lit. No. INA2SRX-138-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be
householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. INA4SRX-138-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. INA1SRX-135-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-135-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-135-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-135-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA1SRX-134-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800)
421
-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-134-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. INA2SRX-134-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-134-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. INA1SRX-133-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-133-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. INA2SRX-133-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-133-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA1SRX-132-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. INA5SRX-132-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. INA2SRX-132-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-132-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. INA1SRX-131-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or your financial intermediary.
Lit. No. INA5SRX-131-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-131-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 4
for the six months
ended
June 30, 2025
This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-131-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualiz
ed
.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-130-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1A
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Ann
ualiz
ed.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5SRX-130-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 2
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2SRX-130-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 4
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Ann
ualiz
ed.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4SRX-130-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Insurance Series® - Portfolio Series
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-875-0825 © 2025 Capital Group. All rights reserved.

American Funds® Global Growth Portfolio
Investment portfolio June 30, 2025unaudited

Growth funds 80.06%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	645,895	$23,142
American Funds Insurance Series - Growth Fund, Class 1	119,520	15,429
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	602,707	11,572
American Funds Insurance Series - International Fund, Class 1	385,757	7,715
American Funds Insurance Series - New World Fund, Class 1	130,351	3,849
Total growth funds (cost: $52,390,000)		61,707
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	914,570	15,429
Total growth-and-income funds (cost: $12,019,000)		15,429
Total investment securities 100.08% (cost: $64,409,000)		77,136
Other assets less liabilities (0.08)%		(59)
Net assets 100.00%		$77,077
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.06%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,580	$2,956	$921	$46	$(519)	$23,142	$77	$2,768
American Funds Insurance Series - Growth Fund, Class 1	14,291	2,008	1,174	79	225	15,429	29	1,185
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,783	441	290	(4)	642	11,572	—	236
American Funds Insurance Series - International Fund, Class 1	7,118	264	522	(147)	1,002	7,715	5	—
American Funds Insurance Series - New World Fund, Class 1	3,568	186	274	(1)	370	3,849	5	152
						61,707
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,406	768	956	71	1,140	15,429	36	542
Total 100.08%				$44	$2,860	$77,136	$152	$4,883

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	1

American Funds® Growth and Income Portfolio
Investment portfolio June 30, 2025unaudited

Growth funds 10.21%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	338,063	$43,641
Total growth funds (cost: $25,537,000)		43,641
Growth-and-income funds 40.53%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,123,080	86,426
American Funds Insurance Series - Growth-Income Fund, Class 1	697,416	43,519
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,534,945	43,348
Total growth-and-income funds (cost: $140,025,000)		173,293
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	821,343	21,412
Total asset allocation funds (cost: $21,687,000)		21,412
Equity-income funds 9.95%
American Funds Insurance Series - Capital Income Builder, Class 1	3,092,323	42,519
Total equity-income funds (cost: $30,234,000)		42,519
Balanced funds 5.01%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,570,837	21,426
Total balanced funds (cost: $18,930,000)		21,426
Fixed income funds 29.37%
American Funds Insurance Series - The Bond Fund of America, Class 1	13,107,215	125,567
Total fixed income funds (cost: $139,685,000)		125,567
Total investment securities 100.08% (cost: $376,098,000)		427,858
Other assets less liabilities (0.08)%		(335)
Net assets 100.00%		$427,523

2	American Funds Insurance Series - Portfolio Series

American Funds® Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.21%
American Funds Insurance Series - Growth Fund, Class 1	$38,609	$7,822	$3,630	$154	$686	$43,641	$84	$3,376
Growth-and-income funds 40.53%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	77,498	6,126	4,166	(477)	7,445	86,426	202	3,055
American Funds Insurance Series - Growth-Income Fund, Class 1	38,740	9,971	1,288	10	(3,914)	43,519	103	7,159
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	38,802	4,328	439	2	655	43,348	148	2,833
						173,293
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	19,541	1,973	173	(3)	74	21,412	93	1,454
Equity-income funds 9.95%
American Funds Insurance Series - Capital Income Builder, Class 1	38,647	1,282	1,640	18	4,212	42,519	498	—
Balanced funds 5.01%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	19,164	1,376	161	(1)	1,048	21,426	56	792
Fixed income funds 29.37%
American Funds Insurance Series - The Bond Fund of America, Class 1	117,894	11,671	8,073	(901)	4,976	125,567	1,115	—
Total 100.08%				$(1,198)	$15,182	$427,858	$2,299	$18,669

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	3

American Funds® Managed Risk Growth Portfolio
Investment portfolio June 30, 2025unaudited

Growth funds 55.01%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,161,140	$537,162
American Funds Insurance Series – Global Growth Fund, Class 1	7,486,405	268,238
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,324,759	179,035
Total growth funds (cost: $809,653,000)		984,435
Growth-and-income funds 20.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,304,872	268,624
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,236,392	89,542
Total growth-and-income funds (cost: $307,452,000)		358,166
Fixed income funds 20.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	37,377,851	358,080
Total fixed income funds (cost: $355,109,000)		358,080
Short-term securities 4.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	81,282,715	81,283
Total short-term securities (cost: $81,283,000)		81,283
Options purchased (equity style) 0.46%
Options purchased (equity style)*		8,237
Total options purchased (cost: $10,911,000)		8,237
Total investment securities 100.03% (cost: $1,564,408,000)		1,790,201
Other assets less liabilities (0.03)%		(572)
Net assets 100.00%		$1,789,629
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	60	USD37,230	USD4,425.00	9/19/2025	$48
S&P 500 Index	75	46,537	4,475.00	9/19/2025	63
S&P 500 Index	250	155,124	4,500.00	9/19/2025	215
S&P 500 Index	15	9,307	4,125.00	12/19/2025	28
S&P 500 Index	125	77,562	4,225.00	12/19/2025	259
S&P 500 Index	980	608,085	4,250.00	12/19/2025	2,087
S&P 500 Index	35	21,717	4,300.00	12/19/2025	78
S&P 500 Index	170	105,484	4,325.00	12/19/2025	388
S&P 500 Index	110	68,254	4,350.00	12/19/2025	256
S&P 500 Index	145	89,972	4,375.00	12/19/2025	349
S&P 500 Index	50	31,025	4,050.00	3/20/2026	157
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53

4	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio (continued)
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
S&P 500 Index	230	USD142,714	USD4,250.00	3/20/2026	$854
S&P 500 Index	870	539,831	4,275.00	3/20/2026	3,402
					$8,237
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Japanese Yen Currency Futures	Short	1	9/15/2025	USD(87)	$(1)
British Pound Currency Futures	Short	2	9/15/2025	(172)	(1)
Euro Currency Futures	Short	2	9/15/2025	(296)	(4)
S&P 500 E-mini Index Futures	Long	244	9/19/2025	76,296	354
					$348

American Funds Insurance Series - Portfolio Series	5

American Funds® Managed Risk Growth Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 55.01%
American Funds Insurance Series – Growth Fund, Class 1	$533,318	$151,726	$159,122	$58,676	$(47,436)	$537,162	$1,034	$41,610
American Funds Insurance Series – Global Growth Fund, Class 1	268,636	62,598	58,384	9,798	(14,410)	268,238	910	32,546
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	180,038	24,966	35,745	3,053	6,723	179,035	—	3,703
						984,435
Growth-and-income funds 20.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	268,423	76,262	52,763	11,725	(35,023)	268,624	637	44,109
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,561	13,890	15,684	3,380	(1,605)	89,542	307	5,885
						358,166
Fixed income funds 20.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	363,091	98,889	115,939	(1,120)	13,159	358,080	3,143	—
Total 95.03%				$85,512	$(78,592)	$1,700,681	$6,031	$127,853

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

6	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio June 30, 2025unaudited

Growth funds 10.00%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,038,073	$134,005
Total growth funds (cost: $107,165,000)		134,005
Growth-and-income funds 49.97%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	19,837,841	334,665
American Funds Insurance Series – Growth-Income Fund, Class 1	3,220,102	200,934
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,836,538	134,005
Total growth-and-income funds (cost: $536,182,000)		669,604
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,568,009	66,948
Total asset allocation funds (cost: $61,425,000)		66,948
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	14,613,408	200,934
Total equity-income funds (cost: $166,264,000)		200,934
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,974,359	200,934
Total fixed income funds (cost: $199,154,000)		200,934
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	62,567,256	62,567
Total short-term securities (cost: $62,567,000)		62,567
Options purchased (equity style) 0.39%
Options purchased (equity style)*		5,245
Total options purchased (cost: $7,600,000)		5,245
Total investment securities 100.01% (cost: $1,140,357,000)		1,340,237
Other assets less liabilities (0.01)%		(128)
Net assets 100.00%		$1,340,109

American Funds Insurance Series - Portfolio Series	7

American Funds® Managed Risk Growth and Income Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	450	USD279,223	USD4,500.00	9/19/2025	$386
S&P 500 Index	70	43,434	4,125.00	12/19/2025	132
S&P 500 Index	95	58,947	4,225.00	12/19/2025	197
S&P 500 Index	700	434,346	4,250.00	12/19/2025	1,491
S&P 500 Index	135	83,767	4,325.00	12/19/2025	309
S&P 500 Index	70	43,435	4,350.00	12/19/2025	163
S&P 500 Index	120	74,459	4,375.00	12/19/2025	289
S&P 500 Index	50	31,025	4,250.00	3/20/2026	186
S&P 500 Index	535	331,965	4,275.00	3/20/2026	2,092
					$5,245
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$(1)
Japanese Yen Currency Futures	Short	1	9/15/2025	(87)	(1)
Euro Currency Futures	Short	1	9/15/2025	(148)	(2)
S&P 500 E-mini Index Futures	Long	162	9/19/2025	50,655	932
					$928

8	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.00%
American Funds Insurance Series – Growth Fund, Class 1	$133,701	$43,619	$46,018	$16,362	$(13,659)	$134,005	$260	$10,472
Growth-and-income funds 49.97%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	336,671	40,511	70,622	15,738	12,367	334,665	788	11,939
American Funds Insurance Series – Growth-Income Fund, Class 1	201,814	62,006	45,042	12,647	(30,491)	200,934	480	33,224
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,801	21,501	24,776	5,694	(3,215)	134,005	463	8,874
						669,604
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,527	7,212	8,039	(945)	1,193	66,948	295	4,603
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	203,406	14,445	37,744	3,991	16,836	200,934	2,384	—
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	203,406	54,026	63,302	(1,249)	8,053	200,934	1,776	—
Total 94.95%				$52,238	$(8,916)	$1,272,425	$6,446	$69,112

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	9

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio June 30, 2025unaudited

Growth funds 25.02%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,504,168	$89,724
Total growth funds (cost: $81,669,000)		89,724
Growth-and-income funds 25.04%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,321,299	89,770
Total growth-and-income funds (cost: $70,903,000)		89,770
Asset allocation funds 10.02%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,378,466	35,937
Total asset allocation funds (cost: $32,345,000)		35,937
Equity-income funds 5.01%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,306,030	17,958
Total equity-income funds (cost: $14,966,000)		17,958
Balanced funds 20.03%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	5,265,817	71,826
Total balanced funds (cost: $64,949,000)		71,826
Fixed income funds 10.02%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,442,203	35,937
Total fixed income funds (cost: $34,125,000)		35,937
Short-term securities 4.56%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	16,367,861	16,368
Total short-term securities (cost: $16,368,000)		16,368
Options purchased (equity style) 0.35%
Options purchased (equity style)*		1,266
Total options purchased (cost: $1,992,000)		1,266
Total investment securities 100.05% (cost: $317,317,000)		358,786
Other assets less liabilities (0.05)%		(188)
Net assets 100.00%		$358,598

10	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD6,205	USD4,300.00	9/19/2025	$7
S&P 500 Index	200	124,099	4,500.00	9/19/2025	171
S&P 500 Index	15	9,307	4,125.00	12/19/2025	28
S&P 500 Index	10	6,205	4,175.00	12/19/2025	20
S&P 500 Index	10	6,205	4,225.00	12/19/2025	21
S&P 500 Index	140	86,869	4,250.00	12/19/2025	298
S&P 500 Index	20	12,410	4,300.00	12/19/2025	45
S&P 500 Index	20	12,410	4,175.00	3/20/2026	70
S&P 500 Index	155	96,177	4,275.00	3/20/2026	606
					$1,266
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$296

American Funds Insurance Series - Portfolio Series	11

American Funds® Managed Risk Global Allocation Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.02%
American Funds Insurance Series – Global Growth Fund, Class 1	$90,621	$22,732	$22,043	$4,283	$(5,869)	$89,724	$305	$10,915
Growth-and-income funds 25.04%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	90,656	8,951	17,379	4,354	3,188	89,770	211	3,195
Asset allocation funds 10.02%
American Funds Insurance Series – Asset Allocation Fund, Class 1	36,401	4,192	4,801	(422)	567	35,937	158	2,465
Equity-income funds 5.01%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,255	1,106	3,271	438	1,430	17,958	214	—
Balanced funds 20.03%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	72,844	6,282	10,967	(1,128)	4,795	71,826	188	2,659
Fixed income funds 10.02%
American Funds Insurance Series – Capital World Bond Fund, Class 1	36,519	10,042	13,475	465	2,386	35,937	95	—
Total 95.14%				$7,990	$6,497	$341,152	$1,171	$19,234

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

12	American Funds Insurance Series - Portfolio Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—	$—	$89,520	$67,812	$17,634
	Affiliated issuers	77,136	427,858	1,700,681	1,272,425	341,152
	Cash collateral pledged for futures contracts	—	—	3,864	2,780	661
	Receivables for:
	Sales of investments	208	89	9,594	6,499	1,490
	Sales of fund’s shares	— *	33	—	—	—
	Dividends	—	—	298	225	60
	Variation margin on futures contracts	—	—	288	208	50
		77,344	427,980	1,804,245	1,349,949	361,047
	Liabilities:
	Payables for:
	Purchases of investments	—	32	11,737	7,248	1,390
	Repurchases of fund’s shares	208	89	1,315	1,408	742
	Investment advisory services	—	—	144	108	29
	Insurance administrative fees	43	249	1,051	797	213
	Services provided by related parties	15	83	348	262	70
	Trustees’ deferred compensation	1	4	21	17	5
		267	457	14,616	9,840	2,449
	Net assets at June 30, 2025	$77,077	$427,523	$1,789,629	$1,340,109	$358,598
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$60,785	$360,741	$1,755,142	$1,256,367	$350,893
	Total distributable earnings (accumulated loss)	16,292	66,782	34,487	83,742	7,705
	Net assets at June 30, 2025	$77,077	$427,523	$1,789,629	$1,340,109	$358,598
	Investment securities, at cost:
	Unaffiliated issuers	$—	$—	$92,194	$70,167	$18,360
	Affiliated issuers	64,409	376,098	1,472,214	1,070,190	298,957

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$77,077	$427,523
	Shares outstanding	5,356	32,078	Not applicable	Not applicable	Not applicable
	Net asset value per share	$14.39	$13.33
Class P2:	Net assets			$1,789,629	$1,340,109	$358,598
	Shares outstanding	Not applicable	Not applicable	174,669	125,859	34,461
	Net asset value per share			$10.25	$10.65	$10.41

Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	13

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	$—	$1,534	$1,177	$326
Affiliated issuers	152	2,299	6,031	6,446	1,171
	152	2,299	7,565	7,623	1,497
Fees and expenses:
Investment advisory services	—	—	1,155	875	235
Distribution services	89	497	2,165	1,640	440
Insurance administrative services	89	497	2,165	1,640	440
Transfer agent services	— *	— *	— *	— *	— *
Accounting and administrative services	—	—	42	37	28
Reports to shareholders	— *	2	—	—	—
Registration statement and prospectus	— *	— *	9	7	2
Trustees’ compensation	— *	1	3	2	1
Auditing and legal	— *	— *	1	1	— *
Custodian	1	6	—	3	4
Other	— *	— *	1	1	— *
Total fees and expenses before waivers and/or reimbursements	179	1,003	5,541	4,206	1,150
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	289	219	59
Total fees and expenses after waivers and/or reimbursements	179	1,003	5,252	3,987	1,091
Net investment income (loss)	(27)	1,296	2,313	3,636	406
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	—	(6,325)	(5,207)	(1,366)
Affiliated issuers	44	(1,198)	85,512	52,238	7,990
Futures contracts	—	—	(57,366)	(42,378)	(10,538)
Currency transactions	—	—	(27)	(34)	(47)
Capital gain distributions received from affiliated issuers	4,883	18,669	127,853	69,112	19,234
	4,927	17,471	149,647	73,731	15,273
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	—	(550)	(306)	(96)
Affiliated issuers	2,860	15,182	(78,592)	(8,916)	6,497
Futures contracts	—	—	347	1,110	375
	2,860	15,182	(78,795)	(8,112)	6,776
Net realized gain (loss) and unrealized appreciation (depreciation)	7,787	32,653	70,852	65,619	22,049
Net increase (decrease) in net assets resulting from operations	$7,760	$33,949	$73,165	$69,255	$22,455
*
Amount less than one thousand.

Refer to the notes to financial statements.

14	American Funds Insurance Series - Portfolio Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$(27)	$671	$1,296	$8,121	$2,313	$24,192
Net realized gain (loss)	4,927	1,127	17,471	5,353	149,647	69,722
Net unrealized appreciation (depreciation)	2,860	7,381	15,182	29,700	(78,795)	138,173
Net increase in net assets resulting from operations	7,760	9,179	33,949	43,174	73,165	232,087
Distributions paid to shareholders	(1,256)	(898)	(11,630)	(6,850)	(22,068)	(22,480)
Net capital share transactions	(1,111)	(6,684)	16,635	(5,696)	(59,907)	(140,992)
Total increase (decrease) in net assets	5,393	1,597	38,954	30,628	(8,810)	68,615
Net assets:
Beginning of period	71,684	70,087	388,569	357,941	1,798,439	1,729,824
End of period	$77,077	$71,684	$427,523	$388,569	$1,789,629	$1,798,439

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$3,636	$25,060	$406	$5,950
Net realized gain (loss)	73,731	39,056	15,273	9,661
Net unrealized appreciation (depreciation)	(8,112)	94,819	6,776	14,250
Net increase in net assets resulting from operations	69,255	158,935	22,455	29,861
Distributions paid to shareholders	(20,745)	(23,931)	(5,146)	(4,495)
Net capital share transactions	(59,375)	(123,819)	(22,815)	(42,446)
Total increase (decrease) in net assets	(10,865)	11,185	(5,506)	(17,080)
Net assets:
Beginning of period	1,350,974	1,339,789	364,104	381,184
End of period	$1,340,109	$1,350,974	$358,598	$364,104
*
Unaudited.
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	15

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds (the “funds”), including five funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 37 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and 13 funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and
Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:
Global Growth Portfolio — Seeks to provide long-term growth of capital.
Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.
Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

16	American Funds Insurance Series - Portfolio Series

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment

American Funds Insurance Series - Portfolio Series	17

adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of June 30, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the non-diversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds.
Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment

18	American Funds Insurance Series - Portfolio Series

and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying funds’ rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Insurance Series - Portfolio Series	19

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and  futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

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Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.
Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the underlying fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause each fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series - Portfolio Series	21

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Options contracts — The managed risk funds have entered into options contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

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The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,262,641,000, $1,009,965,000 and $272,705,000, respectively.
Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $323,166,000, $213,810,000 and $63,409,000, respectively.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of options purchased and futures contracts as of
June 30, 2025 (dollars in thousands):
Managed Risk Growth Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$8,237	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	—	Unrealized depreciation†	6
Futures	Equity	Unrealized appreciation†	354	Unrealized depreciation†	—
			$8,591		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(6,325)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(550)
Futures	Currency	Net realized gain (loss) on futures contracts	(4,378)	Net unrealized appreciation (depreciation) on futures contracts	(27)
Futures	Equity	Net realized gain (loss) on futures contracts	(53,029)	Net unrealized appreciation (depreciation) on futures contracts	348
Futures	Interest	Net realized gain (loss) on futures contracts	41	Net unrealized appreciation (depreciation) on futures contracts	26
			$(63,691)		$(203)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Portfolio Series	23

Managed Risk Growth and Income Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$5,245	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	—	Unrealized depreciation†	4
Futures	Equity	Unrealized appreciation†	932	Unrealized depreciation†	—
			$6,177		$4

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (5,207)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(306)
Futures	Currency	Net realized gain (loss) on futures contracts	(4,097)	Net unrealized appreciation (depreciation) on futures contracts	(17)
Futures	Equity	Net realized gain (loss) on futures contracts	(38,408)	Net unrealized appreciation (depreciation) on futures contracts	1,052
Futures	Interest	Net realized gain (loss) on futures contracts	127	Net unrealized appreciation (depreciation) on futures contracts	75
			$ (47,585)		$804
Managed Risk Global Allocation Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$1,266	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	296	Unrealized depreciation†	—
			$1,562		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (1,366)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (96)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,194)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,394)	Net unrealized appreciation (depreciation) on futures contracts	346
Futures	Interest	Net realized gain (loss) on futures contracts	50	Net unrealized appreciation (depreciation) on futures contracts	29
			$ (11,904)		$279
*
Includes options purchased as reported in the fund’s investment portfolio.
†
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

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Collateral — Funds that invest in options and futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, net capital losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
As of December 31, 2024:
Undistributed ordinary income	$707	$7,613	$22,054	$20,742	$5,145
Undistributed long-term capital gains	549	4,013	—	—	—
Capital loss carryforward*	—	—	(22,945)	(46,726)	(4,145)
Capital loss carryforward utilized	—	1,448	13,627	22,025	546
As of June 30, 2025:
Gross unrealized appreciation on investments	14,160	63,016	228,830	203,172	42,493
Gross unrealized depreciation on investments	(2,829)	(15,699)	(265,600)	(140,114)	(40,457)
Net unrealized appreciation (depreciation) on investments	11,331	47,317	(36,770)	63,058	2,036
Cost of investments	65,805	380,541	1,827,319	1,278,107	357,046
*
Each fund’s capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$707	$549	$1,256	$627	$271	$898

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Growth and Income Portfolio
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$7,614	$4,016	$11,630	$6,850	$—	$6,850
Managed Risk Growth Portfolio
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$22,068	$—	$22,068	$22,480	$—	$22,480
Managed Risk Growth and Income Portfolio
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$20,745	$—	$20,745	$23,931	$—	$23,931
Managed Risk Global Allocation Portfolio
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$5,146	$—	$5,146	$4,495	$—	$4,495
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.150% of daily net assets for the three managed risk funds. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the three managed risk funds, reducing the fee for each share class from 0.150% to 0.100%. CRMC receives investment advisory and services fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the three managed risk funds are paid by CRMC to Milliman FRM. The three managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — For a portion of the period, CRMC waived a portion of the investment advisory and services fees equal to 0.050% of each fund’s daily net assets for the three managed risk funds. Effective May 1, 2025, the 0.050% fee waiver was removed for each share class, concurrent with the reduction of the investment advisory and services fee described in "Investment advisory services". For the six months ended June 30, 2025, total investment advisory and services fees waived by CRMC were $567,000. CRMC does not intend to recoup these waivers. Investment advisory and services fees are presented in each fund’s statement of operations gross of the waivers from CRMC.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

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Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon ("BNY Mellon") under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series - Portfolio Series	27

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 4	$1,712	132	$1,256	91	$(4,079)	(305)	$(1,111)	(82)
Year ended December 31, 2024
Class 4	$4,370	343	$898	69	$(11,952)	(943)	$(6,684)	(531)
Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 4	$24,214	1,883	$11,630	899	$(19,209)	(1,493)	$16,635	1,289
Year ended December 31, 2024
Class 4	$25,399	2,061	$6,850	568	$(37,945)	(3,118)	$(5,696)	(489)
Managed Risk Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P2	$10,324	1,038	$22,068	2,231	$(92,299)	(9,332)	$(59,907)	(6,063)
Year ended December 31, 2024
Class P2	$20,420	2,147	$22,480	2,338	$(183,892)	(19,287)	$(140,992)	(14,802)
Managed Risk Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P2	$887	85	$20,745	2,008	$(81,007)	(7,863)	$(59,375)	(5,770)
Year ended December 31, 2024
Class P2	$15,900	1,633	$23,932	2,405	$(163,651)	(16,430)	$(123,819)	(12,392)

28	American Funds Insurance Series - Portfolio Series

Managed Risk Global Allocation Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P2	$350	34	$5,146	510	$(28,311)	(2,823)	$(22,815)	(2,279)
Year ended December 31, 2024
Class P2	$3,721	379	$4,495	454	$(50,662)	(5,151)	$(42,446)	(4,318)
10. Investment transactions

Each fund engaged in purchases and sales of investment securities during the six months ended June 30, 2025, as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$6,623	$44,549	$428,331	$243,320	$53,305
Sales of investment securities*	4,137	19,570	437,636	295,543	71,936
*
Excludes short-term securities and U.S. government obligations, if any.
11. Ownership concentration

At June 30, 2025, Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series - Portfolio Series	29

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
Global Growth Portfolio
Class 4:
6/30/2025[5,6]	$13.18	$— [7]	$1.45	$1.45	$(.12 )	$(.12 )	$(.24 )	$14.39	11.06%[8]	$77	.50%[9]	.50%[9]	.95%[9]	(.07 )%[9]
12/31/2024	11.74	.12	1.48	1.60	(.11 )	(.05 )	(.16 )	13.18	13.64	72.51		.51	.96	.93
12/31/2023	11.09	.08	2.31	2.39	(.10 )	(1.64)	(1.74)	11.74	23.03	70.51		.51	.96	.68
12/31/2022	17.34	.08	(4.30)	(4.22)	(.31 )	(1.72)	(2.03)	11.09	(24.75)	61.51		.51	.98	.66
12/31/2021	15.58	.08	2.02	2.10	(.05 )	(.29 )	(.34 )	17.34	13.49	84.52		.52	1.04	.48
12/31/2020	13.35	.03	2.91	2.94	(.12 )	(.59 )	(.71 )	15.58	23.80	71.55		.55	1.15	.24
Growth and Income Portfolio
Class 4:
6/30/2025[5,6]	$12.62	$.04	$1.04	$1.08	$(.24 )	$(.13 )	$(.37 )	$13.33	8.66%[8]	$428	.50%[9]	.50%[9]	.81%[9]	.65%[9]
12/31/2024	11.44	.26	1.14	1.40	(.22 )	—	(.22 )	12.62	12.37	389.51		.51	.82	2.17
12/31/2023	10.88	.22	1.41	1.63	(.21 )	(.86 )	(1.07)	11.44	15.86	358.51		.51	.80	1.97
12/31/2022	14.44	.22	(2.46)	(2.24)	(.31 )	(1.01)	(1.32)	10.88	(15.74)	325.51		.51	.80	1.88
12/31/2021	13.25	.18	1.44	1.62	(.23 )	(.20 )	(.43 )	14.44	12.32	377.52		.52	.84	1.28
12/31/2020	12.13	.18	1.53	1.71	(.22 )	(.37 )	(.59 )	13.25	14.86	313.52		.52	.91	1.49
Managed Risk Growth Portfolio
Class P2:
6/30/2025[5,6]	$9.95	$.01	$.42	$.43	$(.13 )	$—	$(.13 )	$10.25	4.34%[8]	$1,790	.64%[9]	.61%[9]	.95%[9]	.27%[9]
12/31/2024	8.85	.13	1.09	1.22	(.12 )	—	(.12 )	9.95	13.84	1,798.66		.61	.95	1.35
12/31/2023	9.30	.09	1.21	1.30	(.10 )	(1.65)	(1.75)	8.85	15.57	1,730.66		.61	.95	1.06
12/31/2022	13.80	.07	(2.80)	(2.73)	(.19 )	(1.58)	(1.77)	9.30	(20.36)	1,575.66		.61	.94	.69
12/31/2021	12.52	.03	1.38	1.41	(.13 )	—	(.13 )	13.80	11.29	1,994.66		.61	.98	.24
12/31/2020	11.61	.07	1.38	1.45	(.13 )	(.41 )	(.54 )	12.52	13.35	1,753.66		.61	1.03	.65
Managed Risk Growth and Income Portfolio
Class P2:
6/30/2025[5,6]	$10.26	$.03	$.53	$.56	$(.17 )	$—	$(.17 )	$10.65	5.47%[8]	$1,340	.64%[9]	.61%[9]	.91%[9]	.55%[9]
12/31/2024	9.30	.18	.95	1.13	(.17 )	—	(.17 )	10.26	12.26	1,351.66		.61	.91	1.82
12/31/2023	9.88	.16	.88	1.04	(.18 )	(1.44)	(1.62)	9.30	11.71	1,340.66		.61	.92	1.75
12/31/2022	12.70	.16	(2.05)	(1.89)	(.28 )	(.65 )	(.93 )	9.88	(15.10)	1,271.66		.61	.89	1.53
12/31/2021	11.58	.13	1.13	1.26	(.14 )	—	(.14 )	12.70	10.93	1,535.66		.61	.94	1.07
12/31/2020	11.55	.13	.39	.52	(.18 )	(.31 )	(.49 )	11.58	4.96	1,390.66		.61	1.02	1.16
Managed Risk Global Allocation Portfolio
Class P2:
6/30/2025[5,6]	$9.91	$.01	$.64	$.65	$(.15 )	$—	$(.15 )	$10.41	6.61%[8]	$359	.65%[9]	.62%[9]	1.03%[9]	.23%[9]
12/31/2024	9.28	.15	.60	.75	(.12 )	—	(.12 )	9.91	8.05	364.67		.62	1.03	1.56
12/31/2023	9.35	.09	.83	.92	(.08 )	(.91 )	(.99 )	9.28	10.52	381.67		.62	1.02	1.01
12/31/2022	12.69	.04	(2.32)	(2.28)	(.17 )	(.89 )	(1.06)	9.35	(18.25)	373.66		.61	1.04	.40
12/31/2021	11.76	.08	.94	1.02	(.09 )	—	(.09 )	12.69	8.70	482.67		.62	1.13	.68
12/31/2020	11.60	.07	.52	.59	(.12 )	(.31 )	(.43 )	11.76	5.65	448.68		.63	1.20	.61
Refer to the end of the table(s) for footnote(s).

30	American Funds Insurance Series - Portfolio Series

Financial highlights (continued)

Portfolio turnover rate	Six months ended June 30, 2025[5,6,8]	Year ended December 31,
		2024	2023	2022	2021	2020
Global Growth Portfolio	6%	9%	14%	13%	36%	14%
Growth and Income Portfolio	5	10	24	7	36	7
Managed Risk Growth Portfolio	26	20	35	80	46	80
Managed Risk Growth and Income Portfolio	9	15	35	72	44	73
Managed Risk Global Allocation Portfolio	16	19	31	66	29	49

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.

American Funds Insurance Series - Portfolio Series	31

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

32	American Funds Insurance Series — Portfolio Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

Portfolio Series – American Funds Global Growth Portfolio
Portfolio Series – American Funds Growth and Income Portfolio
The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Global Growth Portfolio and Portfolio Series – American Funds Growth and Income Portfolio, for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series — Portfolio Series	33

3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

34	American Funds Insurance Series — Portfolio Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series

Portfolio Series – American Funds Managed Risk Growth Portfolio
Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Managed Risk Growth Portfolio, Portfolio Series – American Funds Managed Risk Growth and Income Portfolio, and Portfolio Series – American Funds Managed Risk Global Allocation Portfolio, for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

American Funds Insurance Series — Portfolio Series	35

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of asset allocation and balanced funds with volatility management analytics over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses were generally competitive with, and in many cases compared favorably to, those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

36	American Funds Insurance Series — Portfolio Series

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series — Portfolio Series	37

American Funds Insurance Series® - Target Date Series
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-988-0825 © 2025 Capital Group. All rights reserved.

American Funds® IS 2070 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 49.14%	Shares	Value (000)
New Perspective Fund, Class R-6	165	$12
SMALLCAP World Fund, Inc., Class R-6	153	12
New World Fund, Inc., Class R-6	104	9
AMCAP Fund, Class R-6	179	8
The Growth Fund of America, Class R-6	100	8
The New Economy Fund, Class R-6	86	6
EUPAC Fund, Class R6	38	2
Total growth funds (cost: $51,000)		57
Growth-and-income funds 37.07%
Fundamental Investors, Class R-6	119	11
Capital World Growth and Income Fund, Class R-6	130	9
Washington Mutual Investors Fund, Class R-6	145	9
The Investment Company of America, Class R-6	129	8
American Mutual Fund, Class R-6	97	6
Total growth-and-income funds (cost: $41,000)		43
Balanced funds 7.76%
American Balanced Fund, Class R-6	189	7
American Funds Global Balanced Fund, Class R-6	58	2
Total balanced funds (cost: $9,000)		9
Fixed income funds 6.03%
U.S. Government Securities Fund, Class R-6	479	6
American Funds Emerging Markets Bond Fund, Class R6	144	1
Total fixed income funds (cost: $7,000)		7
Total investment securities 100.00% (cost: $108,000)		116
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$116

1	American Funds Insurance Series - Target Date Series

American Funds® IS 2070 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.14%
New Perspective Fund, Class R-6	$9	$2	$—	$—	$1	$12	$—	$—
SMALLCAP World Fund, Inc., Class R-6	9	2	—	—	1	12	— (a)	—
New World Fund, Inc., Class R-6	7	1	—	—	1	9	—	—
AMCAP Fund, Class R-6	6	2	—	—	— (a)	8	—	— (a)
The Growth Fund of America, Class R-6	6	1	— (a)	— (a)	1	8	—	—
The New Economy Fund, Class R-6	4	1	— (a)	— (a)	1	6	—	—
EuroPacific Growth Fund, Class R-6	2	— (a)	—	—	— (a)	2	—	— (a)
						57
Growth-and-income funds 37.07%
Fundamental Investors, Class R-6	8	2	— (a)	— (a)	1	11	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	7	1	—	—	1	9	— (a)	—
Washington Mutual Investors Fund, Class R-6	7	2	— (a)	— (a)	— (a)	9	— (a)	1
The Investment Company of America, Class R-6	6	1	— (a)	— (a)	1	8	— (a)	— (a)
American Mutual Fund, Class R-6	4	2	—	—	— (a)	6	— (a)	—
						43
Balanced funds 7.76%
American Balanced Fund, Class R-6	5	1	— (a)	— (a)	1	7	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	2	— (a)	—	—	— (a)	2	— (a)	—
						9
Fixed income funds 6.03%
U.S. Government Securities Fund, Class R-6	5	1	— (a)	— (a)	— (a)	6	1	—
American Funds Emerging Markets Bond Fund, Class R-6	1	— (a)	— (a)	— (a)	— (a)	1	— (a)	—
						7
Total 100.00%				$— (a)	$9	$116	$1	$1

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	2

American Funds® IS 2065 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 48.68%	Shares	Value (000)
New Perspective Fund, Class R-6	109	$8
SMALLCAP World Fund, Inc., Class R-6	101	8
New World Fund, Inc., Class R-6	68	6
AMCAP Fund, Class R-6	117	5
The Growth Fund of America, Class R-6	65	5
The New Economy Fund, Class R-6	55	4
EUPAC Fund, Class R6	25	1
Total growth funds (cost: $30,000)		37
Growth-and-income funds 36.84%
Fundamental Investors, Class R-6	78	7
Capital World Growth and Income Fund, Class R-6	86	6
Washington Mutual Investors Fund, Class R-6	95	6
The Investment Company of America, Class R-6	85	5
American Mutual Fund, Class R-6	64	4
Total growth-and-income funds (cost: $23,000)		28
Balanced funds 7.90%
American Balanced Fund, Class R-6	124	5
American Funds Global Balanced Fund, Class R-6	38	1
Total balanced funds (cost: $5,000)		6
Fixed income funds 6.58%
U.S. Government Securities Fund, Class R-6	316	4
American Funds Emerging Markets Bond Fund, Class R6	96	1
Total fixed income funds (cost: $5,000)		5
Total investment securities 100.00% (cost: $63,000)		76
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$76

3	American Funds Insurance Series - Target Date Series

American Funds® IS 2065 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.68%
New Perspective Fund, Class R-6	$5	$2	$— (a)	$— (a)	$1	$8	$—	$—
SMALLCAP World Fund, Inc., Class R-6	5	2	— (a)	— (a)	1	8	— (a)	—
New World Fund, Inc., Class R-6	4	1	— (a)	— (a)	1	6	—	—
AMCAP Fund, Class R-6	3	2	— (a)	— (a)	— (a)	5	—	— (a)
The Growth Fund of America, Class R-6	3	1	— (a)	— (a)	1	5	—	—
The New Economy Fund, Class R-6	2	1	— (a)	— (a)	1	4	—	—
EuroPacific Growth Fund, Class R-6	1	— (a)	— (a)	— (a)	— (a)	1	—	— (a)
						37
Growth-and-income funds 36.84%
Fundamental Investors, Class R-6	4	2	— (a)	— (a)	1	7	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	4	1	— (a)	— (a)	1	6	— (a)	—
Washington Mutual Investors Fund, Class R-6	4	2	— (a)	— (a)	— (a)	6	— (a)	1
The Investment Company of America, Class R-6	3	2	— (a)	— (a)	— (a)	5	— (a)	— (a)
American Mutual Fund, Class R-6	2	2	— (a)	— (a)	— (a)	4	— (a)	—
						28
Balanced funds 7.90%
American Balanced Fund, Class R-6	3	2	— (a)	— (a)	— (a)	5	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	1	— (a)	— (a)	— (a)	— (a)	1	— (a)	—
						6
Fixed income funds 6.58%
U.S. Government Securities Fund, Class R-6	2	2	— (a)	— (a)	— (a)	4	— (a)	—
American Funds Emerging Markets Bond Fund, Class R-6	1	— (a)	— (a)	— (a)	— (a)	1	— (a)	—
						5
Total 100.00%				$— (a)	$7	$76	$— (a)	$1

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	4

American Funds® IS 2060 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 49.04%	Shares	Value (000)
New Perspective Fund, Class R-6	295	$21
SMALLCAP World Fund, Inc., Class R-6	274	21
New World Fund, Inc., Class R-6	187	17
AMCAP Fund, Class R-6	321	15
The Growth Fund of America, Class R-6	177	14
The New Economy Fund, Class R-6	152	10
EUPAC Fund, Class R6	69	4
American Funds Global Insight Fund, Class R-6	16	— (a)
Total growth funds (cost: $89,000)		102
Growth-and-income funds 37.50%
Fundamental Investors, Class R-6	214	19
Capital World Growth and Income Fund, Class R-6	234	17
Washington Mutual Investors Fund, Class R-6	261	17
The Investment Company of America, Class R-6	229	14
American Mutual Fund, Class R-6	179	11
Total growth-and-income funds (cost: $69,000)		78
Balanced funds 7.69%
American Balanced Fund, Class R-6	341	12
American Funds Global Balanced Fund, Class R-6	105	4
Total balanced funds (cost: $16,000)		16
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	865	10
American Funds Emerging Markets Bond Fund, Class R6	262	2
Total fixed income funds (cost: $12,000)		12
Total investment securities 100.00% (cost: $186,000)		208
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$208

5	American Funds Insurance Series - Target Date Series

American Funds® IS 2060 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.04%
New Perspective Fund, Class R-6	$13	$5	$— (a)	$— (a)	$3	$21	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	6	— (a)	— (a)	2	21	— (a)	—
New World Fund, Inc., Class R-6	10	4	— (a)	— (a)	3	17	—	—
AMCAP Fund, Class R-6	9	5	— (a)	— (a)	1	15	—	1
The Growth Fund of America, Class R-6	9	3	— (a)	— (a)	2	14	—	—
The New Economy Fund, Class R-6	6	3	— (a)	— (a)	1	10	—	—
EuroPacific Growth Fund, Class R-6	3	1	— (a)	— (a)	— (a)	4	—	— (a)
American Funds Global Insight Fund, Class R-6	—	— (a)	— (a)	— (a)	— (a)	— (a)(a)	—	—
						102
Growth-and-income funds 37.50%
Fundamental Investors, Class R-6	12	5	—	—	2	19	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	10	5	—	—	2	17	— (a)	—
Washington Mutual Investors Fund, Class R-6	10	6	—	—	1	17	— (a)	1
The Investment Company of America, Class R-6	9	4	—	—	1	14	— (a)	— (a)
American Mutual Fund, Class R-6	7	3	—	—	1	11	— (a)	—
						78
Balanced funds 7.69%
American Balanced Fund, Class R-6	8	3	— (a)	— (a)	1	12	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	3	1	— (a)	— (a)	— (a)	4	— (a)	—
						16
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	7	3	— (a)	— (a)	— (a)	10	1	—
American Funds Emerging Markets Bond Fund, Class R-6	1	1	— (a)	— (a)	— (a)	2	— (a)	—
						12
Total 100.00%				$— (a)	$20	$208	$1	$2

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	6

American Funds® IS 2055 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 48.68%	Shares	Value (000)
New Perspective Fund, Class R-6	7,796	$545
SMALLCAP World Fund, Inc., Class R-6	7,141	538
New World Fund, Inc., Class R-6	5,326	474
The Growth Fund of America, Class R-6	5,190	428
AMCAP Fund, Class R-6	9,401	427
The New Economy Fund, Class R-6	4,366	300
American Funds Global Insight Fund, Class R-6	4,782	127
EUPAC Fund, Class R6	1,995	121
Total growth funds (cost: $2,729,000)		2,960
Growth-and-income funds 36.71%
Fundamental Investors, Class R-6	6,150	540
Washington Mutual Investors Fund, Class R-6	7,586	485
Capital World Growth and Income Fund, Class R-6	6,736	479
American Mutual Fund, Class R-6	6,221	370
The Investment Company of America, Class R-6	5,699	358
Total growth-and-income funds (cost: $2,116,000)		2,232
Equity-income funds 0.40%
Capital Income Builder, Class R-6	156	12
The Income Fund of America, Class R-6	445	12
Total equity-income funds (cost: $22,000)		24
Balanced funds 8.08%
American Balanced Fund, Class R-6	10,073	370
American Funds Global Balanced Fund, Class R-6	3,043	121
Total balanced funds (cost: $466,000)		491
Fixed income funds 5.97%
U.S. Government Securities Fund, Class R-6	25,138	303
American Funds Emerging Markets Bond Fund, Class R6	7,552	60
Total fixed income funds (cost: $355,000)		363
Total investment securities 99.84% (cost: $5,688,000)		6,070
Other assets less liabilities 0.16%		10
Net assets 100.00%		$6,080

7	American Funds Insurance Series - Target Date Series

American Funds® IS 2055 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.68%
New Perspective Fund, Class R-6	$13	$529	$45	$— (b)	$48	$545	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	535	43	(1)	34	538	— (b)	—
New World Fund, Inc., Class R-6	12	447	42	— (b)	57	474	—	—
The Growth Fund of America, Class R-6	10	430	44	(1)	33	428	—	—
AMCAP Fund, Class R-6	10	446	38	(1)	10	427	—	17
The New Economy Fund, Class R-6	7	295	26	(1)	25	300	—	—
American Funds Global Insight Fund, Class R-6	3	121	9	— (b)	12	127	—	—
EuroPacific Growth Fund, Class R-6	3	119	11	— (b)	10	121	—	3
						2,960
Growth-and-income funds 36.71%
Fundamental Investors, Class R-6	13	535	40	(1)	33	540	3	11
Washington Mutual Investors Fund, Class R-6	12	502	34	(1)	6	485	3	19
Capital World Growth and Income Fund, Class R-6	12	466	38	(1)	40	479	4	—
American Mutual Fund, Class R-6	9	376	30	— (b)	15	370	3	—
The Investment Company of America, Class R-6	9	357	29	(1)	22	358	2	3
						2,232
Equity-income funds 0.40%
Capital Income Builder, Class R-6	—	12	1	— (b)	1	12	— (b)	—
The Income Fund of America, Class R-6	—	12	1	— (b)	1	12	— (b)	—
						24
Balanced funds 8.08%
American Balanced Fund, Class R-6	9	370	26	(1)	18	370	3	2
American Funds Global Balanced Fund, Class R-6	3	121	10	— (b)	7	121	2	—
						491
Fixed income funds 5.97%
U.S. Government Securities Fund, Class R-6	8	323	34	— (b)	6	303	5	—
American Funds Emerging Markets Bond Fund, Class R-6	2	62	7	— (b)	3	60	2	—
						363
Total 99.84%				$(9)	$381	$6,070	$27	$55

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	8

American Funds® IS 2050 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 45.79%	Shares	Value (000)
New Perspective Fund, Class R-6	11,476	$802
SMALLCAP World Fund, Inc., Class R-6	9,561	721
AMCAP Fund, Class R-6	14,112	641
The Growth Fund of America, Class R-6	7,778	641
New World Fund, Inc., Class R-6	6,154	548
The New Economy Fund, Class R-6	5,349	368
American Funds Global Insight Fund, Class R-6	10,660	283
EUPAC Fund, Class R6	3,013	183
Total growth funds (cost: $3,877,000)		4,187
Growth-and-income funds 34.73%
Fundamental Investors, Class R-6	8,324	731
Washington Mutual Investors Fund, Class R-6	11,267	720
Capital World Growth and Income Fund, Class R-6	8,986	639
American Mutual Fund, Class R-6	10,718	637
The Investment Company of America, Class R-6	7,125	448
Total growth-and-income funds (cost: $3,022,000)		3,175
Equity-income funds 4.26%
The Income Fund of America, Class R-6	7,462	199
Capital Income Builder, Class R-6	2,490	190
Total equity-income funds (cost: $365,000)		389
Balanced funds 9.03%
American Balanced Fund, Class R-6	17,585	645
American Funds Global Balanced Fund, Class R-6	4,559	181
Total balanced funds (cost: $786,000)		826
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	37,693	454
American Funds Emerging Markets Bond Fund, Class R6	11,342	90
Total fixed income funds (cost: $532,000)		544
Total investment securities 99.76% (cost: $8,582,000)		9,121
Other assets less liabilities 0.24%		22
Net assets 100.00%		$9,143

9	American Funds Insurance Series - Target Date Series

American Funds® IS 2050 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.79%
New Perspective Fund, Class R-6	$4	$801	$70	$(2)	$69	$802	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	732	57	(1)	43	721	— (b)	—
AMCAP Fund, Class R-6	3	681	53	(2)	12	641	—	26
The Growth Fund of America, Class R-6	3	660	67	(2)	47	641	—	—
New World Fund, Inc., Class R-6	3	545	66	— (b)	66	548	—	—
The New Economy Fund, Class R-6	2	367	29	(1)	29	368	—	—
American Funds Global Insight Fund, Class R-6	2	278	23	— (b)	26	283	—	—
EuroPacific Growth Fund, Class R-6	1	185	17	— (b)	14	183	—	5
						4,187
Growth-and-income funds 34.73%
Fundamental Investors, Class R-6	4	751	65	(1)	42	731	4	16
Washington Mutual Investors Fund, Class R-6	4	779	68	(2)	7	720	5	29
Capital World Growth and Income Fund, Class R-6	3	641	56	(1)	52	639	6	—
American Mutual Fund, Class R-6	3	678	67	(1)	24	637	5	—
The Investment Company of America, Class R-6	2	464	43	(1)	26	448	3	4
						3,175
Equity-income funds 4.26%
The Income Fund of America, Class R-6	1	211	23	— (b)	10	199	3	—
Capital Income Builder, Class R-6	1	200	24	— (b)	13	190	2	—
						389
Balanced funds 9.03%
American Balanced Fund, Class R-6	3	679	66	(1)	30	645	5	3
American Funds Global Balanced Fund, Class R-6	1	191	21	— (b)	10	181	2	—
						826
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	3	539	98	1	9	454	8	—
American Funds Emerging Markets Bond Fund, Class R-6	1	100	15	— (b)	4	90	3	—
						544
Total 99.76%				$(14)	$533	$9,121	$46	$83

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	10

American Funds® IS 2045 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 43.59%	Shares	Value (000)
The Growth Fund of America, Class R-6	10,607	$874
AMCAP Fund, Class R-6	19,193	872
New Perspective Fund, Class R-6	12,372	865
SMALLCAP World Fund, Inc., Class R-6	11,334	854
New World Fund, Inc., Class R-6	8,026	714
The New Economy Fund, Class R-6	7,306	502
American Funds Global Insight Fund, Class R-6	18,552	492
EUPAC Fund, Class R6	3,620	220
Total growth funds (cost: $4,947,000)		5,393
Growth-and-income funds 32.95%
Fundamental Investors, Class R-6	11,311	993
Capital World Growth and Income Fund, Class R-6	12,117	862
American Mutual Fund, Class R-6	14,312	850
Washington Mutual Investors Fund, Class R-6	13,109	838
The Investment Company of America, Class R-6	8,092	509
International Growth and Income Fund, Class R-6	554	24
Total growth-and-income funds (cost: $3,839,000)		4,076
Equity-income funds 6.97%
The Income Fund of America, Class R-6	18,489	493
Capital Income Builder, Class R-6	4,835	369
Total equity-income funds (cost: $807,000)		862
Balanced funds 9.96%
American Balanced Fund, Class R-6	26,902	987
American Funds Global Balanced Fund, Class R-6	6,182	245
Total balanced funds (cost: $1,167,000)		1,232
Fixed income funds 6.47%
U.S. Government Securities Fund, Class R-6	51,244	618
American Funds Emerging Markets Bond Fund, Class R6	13,887	111
American Funds Inflation Linked Bond Fund, Class R-6	2,496	24
American Funds Multi-Sector Income Fund, Class R-6	2,541	24
Capital World Bond Fund, Class R-6	1,445	24
Total fixed income funds (cost: $781,000)		801
Total investment securities 99.94% (cost: $11,541,000)		12,364
Other assets less liabilities 0.06%		7
Net assets 100.00%		$12,371

11	American Funds Insurance Series - Target Date Series

American Funds® IS 2045 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.59%
The Growth Fund of America, Class R-6	$90	$751	$42	$(1)	$76	$874	$—	$—
AMCAP Fund, Class R-6	90	779	25	— (b)	28	872	—	35
New Perspective Fund, Class R-6	90	702	9	— (b)	82	865	—	—
SMALLCAP World Fund, Inc., Class R-6	90	707	—	—	57	854	— (b)	—
New World Fund, Inc., Class R-6	77	574	23	(1)	87	714	—	—
The New Economy Fund, Class R-6	51	427	23	— (b)	47	502	—	—
American Funds Global Insight Fund, Class R-6	52	392	—	—	48	492	—	—
EuroPacific Growth Fund, Class R-6	26	185	9	— (b)	18	220	—	6
						5,393
Growth-and-income funds 32.95%
Fundamental Investors, Class R-6	103	838	15	— (b)	67	993	5	21
Capital World Growth and Income Fund, Class R-6	90	697	1	— (b)	76	862	8	—
American Mutual Fund, Class R-6	90	731	10	— (b)	39	850	7	—
Washington Mutual Investors Fund, Class R-6	90	743	10	— (b)	15	838	6	34
The Investment Company of America, Class R-6	52	421	—	—	36	509	3	4
International Growth and Income Fund, Class R-6	—	21	—	—	3	24	— (b)	—
						4,076
Equity-income funds 6.97%
The Income Fund of America, Class R-6	52	435	21	— (b)	27	493	6	—
Capital Income Builder, Class R-6	39	320	17	— (b)	27	369	5	—
						862
Balanced funds 9.96%
American Balanced Fund, Class R-6	103	850	16	(1)	51	987	7	5
American Funds Global Balanced Fund, Class R-6	26	213	8	— (b)	14	245	3	—
						1,232
Fixed income funds 6.47%
U.S. Government Securities Fund, Class R-6	64	585	44	1	12	618	11	—
American Funds Emerging Markets Bond Fund, Class R-6	13	95	2	— (b)	5	111	3	—
American Funds Inflation Linked Bond Fund, Class R-6	—	23	—	—	1	24	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	24	—	—	— (b)	24	— (b)	—
Capital World Bond Fund, Class R-6	—	23	—	—	1	24	— (b)	—
						801
Total 99.94%				$(2)	$817	$12,364	$64	$105

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	12

American Funds® IS 2040 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 37.45%	Shares	Value (000)
AMCAP Fund, Class R-6	7,771	$353
The Growth Fund of America, Class R-6	4,288	353
New Perspective Fund, Class R-6	4,802	336
SMALLCAP World Fund, Inc., Class R-6	3,909	294
American Funds Global Insight Fund, Class R-6	7,511	199
The New Economy Fund, Class R-6	2,689	185
New World Fund, Inc., Class R-6	2,042	182
Total growth funds (cost: $1,768,000)		1,902
Growth-and-income funds 32.83%
Fundamental Investors, Class R-6	4,062	357
Capital World Growth and Income Fund, Class R-6	5,003	356
American Mutual Fund, Class R-6	5,899	350
Washington Mutual Investors Fund, Class R-6	4,651	297
The Investment Company of America, Class R-6	3,304	208
International Growth and Income Fund, Class R-6	2,326	99
Total growth-and-income funds (cost: $1,574,000)		1,667
Equity-income funds 7.03%
The Income Fund of America, Class R-6	7,558	201
Capital Income Builder, Class R-6	2,043	156
Total equity-income funds (cost: $336,000)		357
Balanced funds 10.26%
American Balanced Fund, Class R-6	11,025	405
American Funds Global Balanced Fund, Class R-6	2,925	116
Total balanced funds (cost: $496,000)		521
Fixed income funds 12.33%
U.S. Government Securities Fund, Class R-6	20,995	253
American Funds Inflation Linked Bond Fund, Class R-6	12,072	116
American Funds Multi-Sector Income Fund, Class R-6	11,214	106
Capital World Bond Fund, Class R-6	6,072	101
American Funds Mortgage Fund, Class R-6	2,802	25
Intermediate Bond Fund of America, Class R-6	1,155	15
American Funds Strategic Bond Fund, Class R-6	1,039	10
Total fixed income funds (cost: $609,000)		626
Total investment securities 99.90% (cost: $4,783,000)		5,073
Other assets less liabilities 0.10%		5
Net assets 100.00%		$5,078

13	American Funds Insurance Series - Target Date Series

American Funds® IS 2040 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 37.45%
AMCAP Fund, Class R-6	$19	$341	$13	$(1)	$7	$353	$—	$14
The Growth Fund of America, Class R-6	19	331	22	(1)	26	353	—	—
New Perspective Fund, Class R-6	19	297	8	— (b)	28	336	—	—
SMALLCAP World Fund, Inc., Class R-6	16	268	7	— (b)	17	294	— (b)	—
American Funds Global Insight Fund, Class R-6	11	176	7	— (b)	19	199	—	—
The New Economy Fund, Class R-6	11	169	9	— (b)	14	185	—	—
New World Fund, Inc., Class R-6	11	162	13	— (b)	22	182	—	—
						1,902
Growth-and-income funds 32.83%
Fundamental Investors, Class R-6	19	320	2	— (b)	20	357	2	7
Capital World Growth and Income Fund, Class R-6	19	315	8	— (b)	30	356	3	—
American Mutual Fund, Class R-6	19	329	12	— (b)	14	350	3	—
Washington Mutual Investors Fund, Class R-6	16	283	5	— (b)	3	297	2	12
The Investment Company of America, Class R-6	11	185	— (b)	— (b)	12	208	1	2
International Growth and Income Fund, Class R-6	5	89	8	— (b)	13	99	2	—
						1,667
Equity-income funds 7.03%
The Income Fund of America, Class R-6	11	191	12	— (b)	11	201	3	—
Capital Income Builder, Class R-6	8	146	9	— (b)	11	156	2	—
						357
Balanced funds 10.26%
American Balanced Fund, Class R-6	22	377	12	(1)	19	405	3	2
American Funds Global Balanced Fund, Class R-6	5	110	5	— (b)	6	116	2	—
						521
Fixed income funds 12.33%
U.S. Government Securities Fund, Class R-6	14	259	25	— (b)	5	253	4	—
American Funds Inflation Linked Bond Fund, Class R-6	6	116	10	— (b)	4	116	—	—
American Funds Multi-Sector Income Fund, Class R-6	6	106	7	— (b)	1	106	3	—
Capital World Bond Fund, Class R-6	5	99	8	— (b)	5	101	2	—
American Funds Mortgage Fund, Class R-6	—	26	1	— (b)	— (b)	25	— (b)	—
Intermediate Bond Fund of America, Class R-6	—	16	1	— (b)	— (b)	15	— (b)	—
American Funds Strategic Bond Fund, Class R-6 (c)	—	10	— (b)	— (b)	— (b)	10	— (b)	—
						626
Total 99.90%				$(3)	$287	$5,073	$32	$37

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	14

American Funds® IS 2035 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 22.44%	Shares	Value (000)
AMCAP Fund, Class R-6	19,536	$888
The Growth Fund of America, Class R-6	10,410	858
American Funds Global Insight Fund, Class R-6	21,775	577
SMALLCAP World Fund, Inc., Class R-6	7,463	563
New Perspective Fund, Class R-6	6,142	430
Total growth funds (cost: $3,032,000)		3,316
Growth-and-income funds 30.63%
American Mutual Fund, Class R-6	17,420	1,035
Capital World Growth and Income Fund, Class R-6	14,556	1,035
Fundamental Investors, Class R-6	9,596	843
Washington Mutual Investors Fund, Class R-6	11,569	740
The Investment Company of America, Class R-6	9,170	577
International Growth and Income Fund, Class R-6	6,931	296
Total growth-and-income funds (cost: $4,176,000)		4,526
Equity-income funds 7.99%
Capital Income Builder, Class R-6	7,747	591
The Income Fund of America, Class R-6	22,110	589
Total equity-income funds (cost: $1,094,000)		1,180
Balanced funds 13.03%
American Balanced Fund, Class R-6	32,277	1,185
American Funds Global Balanced Fund, Class R-6	18,674	741
Total balanced funds (cost: $1,802,000)		1,926
Fixed income funds 25.90%
American Funds Inflation Linked Bond Fund, Class R-6	78,021	750
American Funds Mortgage Fund, Class R-6	83,394	737
U.S. Government Securities Fund, Class R-6	61,179	737
Intermediate Bond Fund of America, Class R-6	37,055	470
American Funds Multi-Sector Income Fund, Class R-6	46,842	442
Capital World Bond Fund, Class R-6	17,757	295
American Funds Strategic Bond Fund, Class R-6	31,493	293
The Bond Fund of America, Class R-6	9,047	103
Total fixed income funds (cost: $3,735,000)		3,827
Total investment securities 99.99% (cost: $13,839,000)		14,775
Other assets less liabilities 0.01%		2
Net assets 100.00%		$14,777

15	American Funds Insurance Series - Target Date Series

American Funds® IS 2035 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 22.44%
AMCAP Fund, Class R-6	$73	$949	$152	$(1)	$19	$888	$—	$36
The Growth Fund of America, Class R-6	74	881	160	(1)	64	858	—	—
American Funds Global Insight Fund, Class R-6	49	583	111	1	55	577	—	—
SMALLCAP World Fund, Inc., Class R-6	49	576	96	— (b)	34	563	— (b)	—
New Perspective Fund, Class R-6	36	428	72	— (b)	38	430	—	—
						3,316
Growth-and-income funds 30.63%
American Mutual Fund, Class R-6	86	1,089	184	(1)	45	1,035	9	—
Capital World Growth and Income Fund, Class R-6	86	1,061	203	— (b)	91	1,035	10	—
Fundamental Investors, Class R-6	73	877	158	(1)	52	843	4	18
Washington Mutual Investors Fund, Class R-6	62	792	123	(1)	10	740	6	31
The Investment Company of America, Class R-6	49	592	99	(1)	36	577	4	6
International Growth and Income Fund, Class R-6	24	303	73	3	39	296	5	—
						4,526
Equity-income funds 7.99%
Capital Income Builder, Class R-6	49	629	132	1	44	591	9	—
The Income Fund of America, Class R-6	49	630	123	— (b)	33	589	9	—
						1,180
Balanced funds 13.03%
American Balanced Fund, Class R-6	99	1,253	224	(2)	59	1,185	9	7
American Funds Global Balanced Fund, Class R-6	61	785	148	1	42	741	10	—
						1,926
Fixed income funds 25.90%
American Funds Inflation Linked Bond Fund, Class R-6	61	857	196	1	27	750	—	—
American Funds Mortgage Fund, Class R-6	62	868	210	— (b)	17	737	14	—
U.S. Government Securities Fund, Class R-6	62	871	212	— (b)	16	737	14	—
Intermediate Bond Fund of America, Class R-6	37	537	113	— (b)	9	470	8	—
American Funds Multi-Sector Income Fund, Class R-6	37	505	103	— (b)	3	442	12	—
Capital World Bond Fund, Class R-6	24	335	80	1	15	295	6	—
American Funds Strategic Bond Fund, Class R-6 (c)	25	337	78	1	8	293	5	—
The Bond Fund of America, Class R-6	—	117	15	— (b)	1	103	2	—
						3,827
Total 99.99%				$1	$757	$14,775	$136	$98

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	16

American Funds® IS 2030 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 16.07%	Shares	Value (000)
AMCAP Fund, Class R-6	14,024	$637
The Growth Fund of America, Class R-6	4,896	404
American Funds Global Insight Fund, Class R-6	12,536	332
SMALLCAP World Fund, Inc., Class R-6	2,647	200
New Perspective Fund, Class R-6	2,847	199
Total growth funds (cost: $1,653,000)		1,772
Growth-and-income funds 26.85%
Capital World Growth and Income Fund, Class R-6	10,812	769
American Mutual Fund, Class R-6	12,779	759
Washington Mutual Investors Fund, Class R-6	8,657	554
Fundamental Investors, Class R-6	3,816	335
The Investment Company of America, Class R-6	5,309	334
International Growth and Income Fund, Class R-6	4,886	209
Total growth-and-income funds (cost: $2,779,000)		2,960
Equity-income funds 8.43%
The Income Fund of America, Class R-6	18,063	481
Capital Income Builder, Class R-6	5,885	449
Total equity-income funds (cost: $868,000)		930
Balanced funds 12.92%
American Balanced Fund, Class R-6	24,127	885
American Funds Global Balanced Fund, Class R-6	13,573	539
Total balanced funds (cost: $1,348,000)		1,424
Fixed income funds 35.85%
The Bond Fund of America, Class R-6	68,784	781
American Funds Inflation Linked Bond Fund, Class R-6	70,746	680
American Funds Mortgage Fund, Class R-6	63,330	560
Intermediate Bond Fund of America, Class R-6	44,080	559
U.S. Government Securities Fund, Class R-6	45,520	549
American Funds Multi-Sector Income Fund, Class R-6	36,063	340
American Funds Strategic Bond Fund, Class R-6	24,741	230
Capital World Bond Fund, Class R-6	13,247	220
American High-Income Trust, Class R-6	3,345	33
Total fixed income funds (cost: $3,865,000)		3,952
Total investment securities 100.12% (cost: $10,513,000)		11,038
Other assets less liabilities (0.12)%		(13)
Net assets 100.00%		$11,025

17	American Funds Insurance Series - Target Date Series

American Funds® IS 2030 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16.07%
AMCAP Fund, Class R-6	$89	$925	$364	$(31)	$18	$637	$—	$25
The Growth Fund of America, Class R-6	59	574	239	(24)	34	404	—	—
American Funds Global Insight Fund, Class R-6	45	442	181	(6)	32	332	—	—
SMALLCAP World Fund, Inc., Class R-6	30	285	120	(9)	14	200	— (b)	—
New Perspective Fund, Class R-6	30	276	117	(8)	18	199	—	—
						1,772
Growth-and-income funds 26.85%
Capital World Growth and Income Fund, Class R-6	104	1,055	439	(21)	70	769	8	—
American Mutual Fund, Class R-6	105	1,051	411	(19)	33	759	7	—
Washington Mutual Investors Fund, Class R-6	75	779	293	(15)	8	554	5	23
Fundamental Investors, Class R-6	45	459	180	(10)	21	335	2	7
The Investment Company of America, Class R-6	45	457	178	(12)	22	334	2	3
International Growth and Income Fund, Class R-6	30	292	142	1	28	209	4	—
						2,960
Equity-income funds 8.43%
The Income Fund of America, Class R-6	60	674	276	(6)	29	481	8	—
Capital Income Builder, Class R-6	60	625	267	(5)	36	449	7	—
						930
Balanced funds 12.92%
American Balanced Fund, Class R-6	120	1,235	495	(22)	47	885	8	5
American Funds Global Balanced Fund, Class R-6	74	768	326	(10)	33	539	8	—
						1,424
Fixed income funds 35.85%
The Bond Fund of America, Class R-6	105	1,191	528	(2)	15	781	17	—
American Funds Inflation Linked Bond Fund, Class R-6	89	1,020	458	1	28	680	—	—
American Funds Mortgage Fund, Class R-6	75	849	378	(1)	15	560	13	—
Intermediate Bond Fund of America, Class R-6	75	851	378	1	10	559	11	—
U.S. Government Securities Fund, Class R-6	75	839	379	— (b)	14	549	12	—
American Funds Multi-Sector Income Fund, Class R-6	45	505	210	(4)	4	340	10	—
American Funds Strategic Bond Fund, Class R-6 (c)	30	341	149	1	7	230	5	—
Capital World Bond Fund, Class R-6	30	326	148	1	11	220	5	—
American High-Income Trust, Class R-6	—	43	11	— (b)	1	33	1	—
						3,952
Total 100.12%				$(200)	$548	$11,038	$133	$63

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	18

American Funds® IS 2025 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 5.74%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	12,954	$343
AMCAP Fund, Class R-6	7,380	335
Total growth funds (cost: $622,000)		678
Growth-and-income funds 24.03%
American Mutual Fund, Class R-6	11,947	710
Capital World Growth and Income Fund, Class R-6	9,931	706
Washington Mutual Investors Fund, Class R-6	9,310	595
Fundamental Investors, Class R-6	4,096	360
The Investment Company of America, Class R-6	5,719	360
International Growth and Income Fund, Class R-6	2,475	106
Total growth-and-income funds (cost: $2,608,000)		2,837
Equity-income funds 13.46%
The Income Fund of America, Class R-6	37,109	989
Capital Income Builder, Class R-6	7,859	600
Total equity-income funds (cost: $1,472,000)		1,589
Balanced funds 12.05%
American Balanced Fund, Class R-6	25,878	950
American Funds Global Balanced Fund, Class R-6	11,885	472
Total balanced funds (cost: $1,330,000)		1,422
Fixed income funds 44.97%
The Bond Fund of America, Class R-6	83,255	946
American Funds Inflation Linked Bond Fund, Class R-6	98,005	942
American Funds Mortgage Fund, Class R-6	80,072	708
Intermediate Bond Fund of America, Class R-6	55,765	707
U.S. Government Securities Fund, Class R-6	48,913	589
American Funds Multi-Sector Income Fund, Class R-6	50,022	472
American High-Income Trust, Class R-6	36,010	355
American Funds Strategic Bond Fund, Class R-6	37,912	353
Capital World Bond Fund, Class R-6	14,229	236
Total fixed income funds (cost: $5,188,000)		5,308
Total investment securities 100.25% (cost: $11,220,000)		11,834
Other assets less liabilities (0.25)%		(30)
Net assets 100.00%		$11,804

19	American Funds Insurance Series - Target Date Series

American Funds® IS 2025 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5.74%
American Funds Global Insight Fund, Class R-6	$84	$468	$242	$(1)	$34	$343	$—	$—
AMCAP Fund, Class R-6	84	472	214	(14)	7	335	—	13
New Perspective Fund, Class R-6 (b)	3	—	3	1	(1)	—	—	—
SMALLCAP World Fund, Inc., Class R-6 (b)	3	—	3	— (c)	— (c)	—	—	—
The Growth Fund of America, Class R-6 (b)	3	—	3	1	(1)	—	—	—
						678
Growth-and-income funds 24.03%
American Mutual Fund, Class R-6	179	971	463	(11)	34	710	7	—
Capital World Growth and Income Fund, Class R-6	179	971	499	(9)	64	706	8	—
Washington Mutual Investors Fund, Class R-6	150	834	388	(11)	10	595	5	24
Fundamental Investors, Class R-6	89	495	238	(9)	23	360	2	8
The Investment Company of America, Class R-6	90	490	234	(10)	24	360	3	3
International Growth and Income Fund, Class R-6	30	150	93	4	15	106	2	—
						2,837
Equity-income funds 13.46%
The Income Fund of America, Class R-6	240	1,345	657	(1)	62	989	17	—
Capital Income Builder, Class R-6	150	812	414	4	48	600	10	—
						1,589
Balanced funds 12.05%
American Balanced Fund, Class R-6	240	1,284	608	(15)	49	950	9	5
American Funds Global Balanced Fund, Class R-6	119	642	316	(2)	29	472	7	—
						1,422
Fixed income funds 44.97%
The Bond Fund of America, Class R-6	239	1,355	670	(8)	30	946	22	—
American Funds Inflation Linked Bond Fund, Class R-6	239	1,325	670	(2)	50	942	—	—
American Funds Mortgage Fund, Class R-6	180	1,005	500	(5)	28	708	17	—
Intermediate Bond Fund of America, Class R-6	180	1,000	490	(1)	18	707	16	—
U.S. Government Securities Fund, Class R-6	150	831	410	(5)	23	589	14	—
American Funds Multi-Sector Income Fund, Class R-6	119	662	310	(2)	3	472	16	—
American High-Income Trust, Class R-6	90	494	229	(2)	2	355	12	—
American Funds Strategic Bond Fund, Class R-6 (d)	90	491	243	1	14	353	6	—
Capital World Bond Fund, Class R-6	59	325	162	(1)	15	236	5	—
						5,308
Total 100.25%				$(98)	$580	$11,834	$178	$53

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	20

American Funds® IS 2020 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth funds 2.72%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	12,241	$325
AMCAP Fund, Class R-6	3,592	163
Total growth funds (cost: $429,000)		488
Growth-and-income funds 21.87%
American Mutual Fund, Class R-6	18,166	1,079
Capital World Growth and Income Fund, Class R-6	12,657	900
Washington Mutual Investors Fund, Class R-6	13,797	882
The Investment Company of America, Class R-6	8,596	541
Fundamental Investors, Class R-6	5,952	523
International Growth and Income Fund, Class R-6	2	— (a)
Total growth-and-income funds (cost: $3,569,000)		3,925
Equity-income funds 18.10%
The Income Fund of America, Class R-6	81,442	2,170
Capital Income Builder, Class R-6	14,121	1,078
Total equity-income funds (cost: $3,006,000)		3,248
Balanced funds 11.91%
American Balanced Fund, Class R-6	38,669	1,419
American Funds Global Balanced Fund, Class R-6	18,104	719
Total balanced funds (cost: $2,003,000)		2,138
Fixed income funds 45.44%
The Bond Fund of America, Class R-6	128,044	1,455
American Funds Inflation Linked Bond Fund, Class R-6	148,738	1,429
Intermediate Bond Fund of America, Class R-6	88,985	1,128
American Funds Mortgage Fund, Class R-6	121,671	1,076
U.S. Government Securities Fund, Class R-6	66,890	806
American Funds Multi-Sector Income Fund, Class R-6	76,120	719
American Funds Strategic Bond Fund, Class R-6	59,455	554
American High-Income Trust, Class R-6	54,845	540
Capital World Bond Fund, Class R-6	21,568	358
Short-Term Bond Fund of America, Class R-6	9,300	89
Total fixed income funds (cost: $8,138,000)		8,154
Total investment securities 100.04% (cost: $17,145,000)		17,953
Other assets less liabilities (0.04)%		(7)
Net assets 100.00%		$17,946

21	American Funds Insurance Series - Target Date Series

American Funds® IS 2020 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.72%
American Funds Global Insight Fund, Class R-6	$215	$87	$13	$— (a)	$36	$325	$—	$—
AMCAP Fund, Class R-6	107	57	7	— (a)	6	163	—	7
						488
Growth-and-income funds 21.87%
American Mutual Fund, Class R-6	646	375	6	— (a)	64	1,079	9	—
Capital World Growth and Income Fund, Class R-6	536	301	26	(1)	90	900	8	—
Washington Mutual Investors Fund, Class R-6	537	336	15	— (a)	24	882	6	35
The Investment Company of America, Class R-6	322	194	17	(2)	44	541	3	5
Fundamental Investors, Class R-6	321	186	24	(1)	41	523	3	11
International Growth and Income Fund, Class R-6	— (a)	— (a)	—	—	— (a)	— (a)	— (a)	—
						3,925
Equity-income funds 18.10%
The Income Fund of America, Class R-6	1,294	739	15	— (a)	152	2,170	28	—
Capital Income Builder, Class R-6	646	348	7	— (a)	91	1,078	13	—
						3,248
Balanced funds 11.91%
American Balanced Fund, Class R-6	859	484	4	— (a)	80	1,419	10	7
American Funds Global Balanced Fund, Class R-6	430	242	— (a)	— (a)	47	719	9	—
						2,138
Fixed income funds 45.44%
The Bond Fund of America, Class R-6	863	594	27	— (a)	25	1,455	28	—
American Funds Inflation Linked Bond Fund, Class R-6	860	556	45	(4)	62	1,429	—	—
Intermediate Bond Fund of America, Class R-6	647	467	8	— (a)	22	1,128	20	—
American Funds Mortgage Fund, Class R-6	647	430	27	— (a)	26	1,076	21	—
U.S. Government Securities Fund, Class R-6	540	303	56	(2)	21	806	16	—
American Funds Multi-Sector Income Fund, Class R-6	432	283	2	— (a)	6	719	19	—
American Funds Strategic Bond Fund, Class R-6 (c)	322	219	7	— (a)	20	554	6	—
American High-Income Trust, Class R-6	325	212	1	—	4	540	15	—
Capital World Bond Fund, Class R-6	215	126	2	— (a)	19	358	7	—
Short-Term Bond Fund of America, Class R-6	—	88	—	—	1	89	1	—
						8,154
Total 100.04%				$(10)	$881	$17,953	$222	$65

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	22

American Funds® IS 2015 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 19.75%	Shares	Value (000)
American Mutual Fund, Class R-6	109,245	$6,491
Capital World Growth and Income Fund, Class R-6	74,796	5,319
Washington Mutual Investors Fund, Class R-6	69,314	4,431
The Investment Company of America, Class R-6	53,062	3,339
Fundamental Investors, Class R-6	24,152	2,122
Total growth-and-income funds (cost: $18,594,000)		21,702
Equity-income funds 19.59%
The Income Fund of America, Class R-6	556,128	14,821
Capital Income Builder, Class R-6	87,781	6,701
Total equity-income funds (cost: $19,409,000)		21,522
Balanced funds 10.83%
American Balanced Fund, Class R-6	210,368	7,721
American Funds Global Balanced Fund, Class R-6	105,377	4,183
Total balanced funds (cost: $10,839,000)		11,904
Fixed income funds 49.91%
Intermediate Bond Fund of America, Class R-6	795,887	10,092
The Bond Fund of America, Class R-6	879,644	9,993
American Funds Inflation Linked Bond Fund, Class R-6	899,447	8,644
American Funds Mortgage Fund, Class R-6	757,251	6,694
Short-Term Bond Fund of America, Class R-6	604,020	5,811
American Funds Strategic Bond Fund, Class R-6	470,025	4,376
American Funds Multi-Sector Income Fund, Class R-6	454,452	4,290
American High-Income Trust, Class R-6	302,034	2,975
Capital World Bond Fund, Class R-6	119,001	1,975
Total fixed income funds (cost: $55,021,000)		54,850
Total investment securities 100.08% (cost: $103,863,000)		109,978
Other assets less liabilities (0.08)%		(83)
Net assets 100.00%		$109,895

23	American Funds Insurance Series - Target Date Series

American Funds® IS 2015 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6 (b)	$2	$—	$2	$1	$(1)	$—	$—	$—
American Funds Global Insight Fund, Class R-6 (b)	2	—	2	1	(1)	—	—	—
						—
Growth-and-income funds 19.75%
American Mutual Fund, Class R-6	4,504	1,681	143	(6)	455	6,491	53	—
Capital World Growth and Income Fund, Class R-6	3,737	1,423	410	(10)	579	5,319	46	—
Washington Mutual Investors Fund, Class R-6	2,995	1,376	107	(4)	171	4,431	31	174
The Investment Company of America, Class R-6	2,237	1,059	258	(7)	308	3,339	19	30
Fundamental Investors, Class R-6	1,486	615	163	(3)	187	2,122	10	44
						21,702
Equity-income funds 19.59%
The Income Fund of America, Class R-6	9,750	4,158	196	(1)	1,110	14,821	186	—
Capital Income Builder, Class R-6	4,494	1,735	121	(1)	594	6,701	82	—
						21,522
Balanced funds 10.83%
American Balanced Fund, Class R-6	5,229	2,049	42	(2)	487	7,721	52	40
American Funds Global Balanced Fund, Class R-6	2,990	954	52	(1)	292	4,183	54	—
						11,904
Fixed income funds 49.91%
Intermediate Bond Fund of America, Class R-6	6,817	3,229	140	— (c)	186	10,092	181	—
The Bond Fund of America, Class R-6	6,817	3,193	191	(19)	193	9,993	189	—
American Funds Inflation Linked Bond Fund, Class R-6	6,044	2,419	170	(6)	357	8,644	—	—
American Funds Mortgage Fund, Class R-6	4,551	2,110	119	(13)	165	6,694	130	—
Short-Term Bond Fund of America, Class R-6	3,782	2,027	44	(1)	47	5,811	103	—
American Funds Strategic Bond Fund, Class R-6 (d)	3,024	1,272	96	(3)	179	4,376	33	—
American Funds Multi-Sector Income Fund, Class R-6	3,028	1,254	37	— (c)	45	4,290	115	—
American High-Income Trust, Class R-6	2,268	784	104	(1)	28	2,975	86	—
Capital World Bond Fund, Class R-6	1,504	399	34	(2)	108	1,975	36	—
U.S. Government Securities Fund, Class R-6 (b)	20	— (c)	21	1	— (c)	—	— (c)	—
						54,850
Total 100.08%				$(77)	$5,489	$109,978	$1,406	$288

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	24

American Funds® IS 2010 Target Date Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 15.81%	Shares	Value (000)
American Mutual Fund, Class R-6	477,838	$28,393
Washington Mutual Investors Fund, Class R-6	363,197	23,219
Capital World Growth and Income Fund, Class R-6	237,596	16,895
The Investment Company of America, Class R-6	268,481	16,895
Fundamental Investors, Class R-6	61,260	5,382
Total growth-and-income funds (cost: $68,499,000)		90,784
Equity-income funds 25.24%
The Income Fund of America, Class R-6	3,914,006	104,308
Capital Income Builder, Class R-6	532,955	40,686
Total equity-income funds (cost: $124,677,000)		144,994
Balanced funds 8.98%
American Balanced Fund, Class R-6	1,114,490	40,902
American Funds Global Balanced Fund, Class R-6	269,038	10,681
Total balanced funds (cost: $43,660,000)		51,583
Fixed income funds 50.05%
Intermediate Bond Fund of America, Class R-6	5,005,747	63,473
The Bond Fund of America, Class R-6	5,060,445	57,487
Short-Term Bond Fund of America, Class R-6	4,850,594	46,663
American Funds Mortgage Fund, Class R-6	4,638,486	41,004
American Funds Inflation Linked Bond Fund, Class R-6	4,060,256	39,019
American Funds Strategic Bond Fund, Class R-6	2,521,183	23,472
American Funds Multi-Sector Income Fund, Class R-6	1,699,497	16,043
Capital World Bond Fund, Class R-6	10,967	182
American High-Income Trust, Class R-6	18,139	179
Total fixed income funds (cost: $301,179,000)		287,522
Total investment securities 100.08% (cost: $538,015,000)		574,883
Other assets less liabilities (0.08)%		(461)
Net assets 100.00%		$574,422

25	American Funds Insurance Series - Target Date Series

American Funds® IS 2010 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15.81%
American Mutual Fund, Class R-6	$28,038	$255	$2,000	$75	$2,025	$28,393	$255	$—
Washington Mutual Investors Fund, Class R-6	22,500	1,218	1,386	65	822	23,219	177	954
Capital World Growth and Income Fund, Class R-6	16,877	160	2,048	147	1,759	16,895	161	—
The Investment Company of America, Class R-6	16,844	464	1,906	105	1,388	16,895	109	156
Fundamental Investors, Class R-6	5,629	145	854	72	390	5,382	30	116
						90,784
Equity-income funds 25.24%
The Income Fund of America, Class R-6	101,699	1,503	7,893	(54)	9,053	104,308	1,503	—
Capital Income Builder, Class R-6	39,796	568	3,791	158	3,955	40,686	568	—
						144,994
Balanced funds 8.98%
American Balanced Fund, Class R-6	39,483	526	1,779	15	2,657	40,902	307	219
American Funds Global Balanced Fund, Class R-6	11,300	152	1,629	(35)	893	10,681	152	—
						51,583
Fixed income funds 50.05%
Intermediate Bond Fund of America, Class R-6	62,906	1,812	2,608	(118)	1,481	63,473	1,364	—
The Bond Fund of America, Class R-6	56,857	1,344	1,837	(320)	1,443	57,487	1,296	—
Short-Term Bond Fund of America, Class R-6	45,873	1,119	763	(6)	440	46,663	1,000	—
American Funds Mortgage Fund, Class R-6	39,639	945	639	(74)	1,133	41,004	945	—
American Funds Inflation Linked Bond Fund, Class R-6	40,025	—	2,955	(503)	2,452	39,019	—	—
American Funds Strategic Bond Fund, Class R-6 (b)	22,629	460	934	(27)	1,344	23,472	2	—
American Funds Multi-Sector Income Fund, Class R-6	17,334	520	1,946	(3)	138	16,043	520	—
Capital World Bond Fund, Class R-6	181	4	14	— (c)	11	182	4	—
American High-Income Trust, Class R-6	184	6	13	1	1	179	6	—
						287,522
Total 100.08%				$(502)	$31,385	$574,883	$8,399	$1,445

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	26

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars and shares in thousands, except per-share amounts)

		IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$116	$76	$208	$6,070	$9,121
	Cash	—	— *	—	—	—
	Receivables for:
	Sales of investments	—	—	—	—	5
	Sales of fund’s shares	— *	1	2	19	26
	Dividends and capital gain distributions	— *	— *	— *	1	2
	Total assets	116	77	210	6,090	9,154
	Liabilities:
	Payables for:
	Purchases of investments	— *	1	2	10	2
	Repurchases of fund’s shares	— *	—	— *	—	9
	Insurance administrative fees	—	—	— *	—	—
	Services provided by related parties	— *	—	—	—	—
	Trustees’ deferred compensation	—	—	—	—	—
	Total liabilities	— *	1	2	10	11
	Commitments and contingencies†
	Net assets at June 30, 2025	$116	$76	$208	$6,080	$9,143
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$106	$62	$183	$5,626	$8,490
	Total distributable earnings (accumulated loss)	10	14	25	454	653
	Net assets at June 30, 2025	$116	$76	$208	$6,080	$9,143
	Investment securities from affiliated issuers, at cost	$108	$63	$186	$5,688	$8,582

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$79	$33	$165	$6,036	$9,099
	Shares outstanding	7	3	13	434	668
	Net asset value per share	$11.69	$13.02	$13.31	$13.91	$13.63
Class 1A:	Net assets	$12	$14	$14	$15	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$11.69	$13.02	$13.31	$13.91	$13.63
Class 2:	Net assets	$12	$15	$15	$15	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$11.69	$13.02	$13.32	$13.91	$13.63
Class 4:	Net assets	$13	$14	$14	$14	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$11.69	$13.02	$13.31	$13.91	$13.63

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

27	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$12,364	$5,073	$14,775	$11,038	$11,834
	Cash	—	— *	— *	— *	— *
	Receivables for:
	Sales of investments	—	—	125	—	— *
	Sales of fund’s shares	37	7	5	2	3
	Dividends and capital gain distributions	3	2	10	11	15
	Total assets	12,404	5,082	14,915	11,051	11,852
	Liabilities:
	Payables for:
	Purchases of investments	33	4	10	13	16
	Repurchases of fund’s shares	— *	— *	127	13	30
	Insurance administrative fees	—	— *	1	— *	1
	Services provided by related parties	—	—	—	— *	1
	Trustees’ deferred compensation	— *	—	—	— *	— *
	Total liabilities	33	4	138	26	48
	Commitments and contingencies†
	Net assets at June 30, 2025	$12,371	$5,078	$14,777	$11,025	$11,804
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$11,383	$4,723	$13,613	$10,508	$11,067
	Total distributable earnings (accumulated loss)	988	355	1,164	517	737
	Net assets at June 30, 2025	$12,371	$5,078	$14,777	$11,025	$11,804
	Investment securities from affiliated issuers, at cost	$11,541	$4,783	$13,839	$10,513	$11,220

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$12,327	$4,796	$13,524	$10,518	$9,528
	Shares outstanding	908	353	1,040	801	748
	Net asset value per share	$13.58	$13.58	$13.00	$13.13	$12.74
Class 1A:	Net assets	$15	$14	$16	$15	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.58	$13.58	$13.00	$13.13	$12.74
Class 2:	Net assets	$14	$14	$17	$15	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.58	$13.58	$13.00	$13.13	$12.74
Class 4:	Net assets	$15	$254	$1,220	$477	$2,246
	Shares outstanding	1	19	95	37	178
	Net asset value per share	$13.59	$13.55	$12.91	$13.07	$12.64

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	28

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$17,953	$109,978	$574,883
	Cash	1	—	—
	Receivables for:
	Sales of investments	1	39	179
	Sales of fund’s shares	3	—	—
	Dividends and capital gain distributions	23	156	849
	Total assets	17,981	110,173	575,911
	Liabilities:
	Payables for:
	Purchases of investments	23	156	849
	Repurchases of fund’s shares	2	39	179
	Insurance administrative fees	8	62	346
	Services provided by related parties	2	21	113
	Trustees’ deferred compensation	— *	— *	2
	Total liabilities	35	278	1,489
	Commitments and contingencies†
	Net assets at June 30, 2025	$17,946	$109,895	$574,422
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$16,943	$102,562	$531,088
	Total distributable earnings (accumulated loss)	1,003	7,333	43,334
	Net assets at June 30, 2025	$17,946	$109,895	$574,422
	Investment securities from affiliated issuers, at cost	$17,145	$103,863	$538,015

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,601	$24	$15
	Shares outstanding	294	2	2
	Net asset value per share	$12.25	$11.96	$11.60
Class 1A:	Net assets	$15	$14	$14
	Shares outstanding	1	1	1
	Net asset value per share	$12.25	$11.96	$11.60
Class 2:	Net assets	$14	$14	$14
	Shares outstanding	1	1	1
	Net asset value per share	$12.25	$11.96	$11.60
Class 4:	Net assets	$14,316	$109,843	$574,379
	Shares outstanding	1,181	9,281	49,958
	Net asset value per share	$12.12	$11.84	$11.50
*
Amount less than one thousand.
†
Refer to Note 6 for further information on expense recoupment.

Refer to the notes to financial statements.

29	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1	$— *	$1	$27	$46
Fees and expenses†:
Distribution services	—	— *	— *	— *	— *
Insurance administrative services	—	— *	— *	— *	— *
Transfer agent services	—	—	—	— *	— *
Reports to shareholders	— *	— *	— *	1	1
Registration statement and prospectus	— *	— *	— *	— *	— *
Trustees’ compensation	— *	—	—	— *	— *
Auditing and legal	— *	—	—	— *	— *
Custodian	— *	— *	— *	— *	— *
Other	— *	—	—	—	—
Total fees and expenses before waivers and/or reimbursements	— *	— *	— *	1	1
Miscellaneous fee reimbursements	— *	—	—	—	—
Net investment income	1	— *	1	26	45
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	— *	— *	— *	(9)	(14)
Capital gain distributions received from affiliated issuers	1	1	2	55	83
	1	1	2	46	69
Net unrealized appreciation (depreciation) on investments in affiliated issuers	9	7	20	381	533
Net realized gain (loss) and unrealized appreciation (depreciation)	10	8	22	427	602
Net increase (decrease) in net assets resulting from operations	$11	$8	$23	$453	$647

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	30

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$64	$32	$136	$133	$178
Fees and expenses†:
Distribution services	— *	— *	2	1	3
Insurance administrative services	— *	— *	1	1	3
Transfer agent services	— *	— *	— *	— *	— *
Reports to shareholders	1	1	1	1	1
Registration statement and prospectus	— *	— *	— *	— *	— *
Trustees’ compensation	— *	— *	— *	— *	— *
Auditing and legal	— *	— *	— *	— *	— *
Custodian	— *	— *	1	— *	1
Other	— *	—	— *	— *	— *
Total fees and expenses before waivers and/or reimbursements	1	1	5	3	8
Miscellaneous fee reimbursements	—	—	—	—	—
Net investment income	63	31	131	130	170
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(2)	(3)	1	(200)	(98)
Capital gain distributions received from affiliated issuers	105	37	98	63	53
	103	34	99	(137)	(45)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	817	287	757	548	580
Net realized gain (loss) and unrealized appreciation (depreciation)	920	321	856	411	535
Net increase (decrease) in net assets resulting from operations	$983	$352	$987	$541	$705

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

31	American Funds Insurance Series - Target Date Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$222	$1,406	$8,399
Fees and expenses†:
Distribution services	15	113	702
Insurance administrative services	15	113	702
Transfer agent services	— *	— *	— *
Reports to shareholders	1	8	54
Registration statement and prospectus	1	6	3
Trustees’ compensation	— *	— *	1
Auditing and legal	— *	— *	1
Custodian	1	5	32
Other	— *	— *	— *
Total fees and expenses before waivers and/or reimbursements	33	245	1,495
Miscellaneous fee reimbursements	—	—	—
Net investment income	189	1,161	6,904
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(10)	(77)	(502)
Capital gain distributions received from affiliated issuers	65	288	1,445
	55	211	943
Net unrealized appreciation (depreciation) on investments in affiliated issuers	881	5,489	31,385
Net realized gain (loss) and unrealized appreciation (depreciation)	936	5,700	32,328
Net increase (decrease) in net assets resulting from operations	$1,125	$6,861	$39,232
*
Amount less than one thousand.
†
Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	32

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	IS 2070 Fund		IS 2065 Fund		IS 2060 Fund
	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024[2]	2025[1]	2024	2025[1]	2024
Operations:
Net investment income	$1	$1	$— [3]	$1	$1	$1
Net realized gain (loss)	1	4	1	3	2	7
Net unrealized appreciation (depreciation)	9	(1)	7	3	20	(1)
Net increase in net assets resulting from operations	11	4	8	7	23	7
Distributions paid to shareholders	(4)	(1)	(3)	(3)	(6)	(3)
Net capital share transactions	21	85	19	3	56	86
Total increase in net assets	28	88	24	7	73	90
Net assets:
Beginning of period	88	—	52	45	135	45
End of period	$116	$88	$76	$52	$208	$135

	IS 2055 Fund		IS 2050 Fund		IS 2045 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income	$26	$2	$45	$1	$63	$1
Net realized gain (loss)	46	7	69	4	103	3
Net unrealized appreciation (depreciation)	381	(2)	533	3	817	3
Net increase in net assets resulting from operations	453	7	647	8	983	7
Distributions paid to shareholders	(7)	(3)	(3)	(3)	(3)	(2)
Net capital share transactions	5,481	104	8,446	3	10,098	1,243
Total increase in net assets	5,927	108	9,090	8	11,078	1,248
Net assets:
Beginning of period	153	45	53	45	1,293	45
End of period	$6,080	$153	$9,143	$53	$12,371	$1,293

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

33	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2040 Fund		IS 2035 Fund		IS 2030 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income	$31	$3	$131	$20	$130	$19
Net realized gain (loss)	34	12	99	167	(137)	47
Net unrealized appreciation (depreciation)	287	— [3]	757	(36)	548	(41)
Net increase in net assets resulting from operations	352	15	987	151	541	25
Distributions paid to shareholders	(11)	(4)	(173)	(73)	(55)	(10)
Net capital share transactions	4,461	220	12,737	(1,263)	8,910	1,117
Total increase (decrease) in net assets	4,802	231	13,551	(1,185)	9,396	1,132
Net assets:
Beginning of period	276	45	1,226	2,411	1,629	497
End of period	$5,078	$276	$14,777	$1,226	$11,025	$1,629

	IS 2025 Fund		IS 2020 Fund		IS 2015 Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income	$170	$58	$189	$182	$1,161	$1,637
Net realized gain (loss)	(45)	58	55	229	211	1,452
Net unrealized appreciation (depreciation)	580	28	881	(87)	5,489	323
Net increase in net assets resulting from operations	705	144	1,125	324	6,861	3,412
Distributions paid to shareholders	(74)	(46)	(300)	(120)	(2,169)	(1,400)
Net capital share transactions	8,025	1,221	6,365	6,532	29,981	33,540
Total increase in net assets	8,656	1,319	7,190	6,736	34,673	35,552
Net assets:
Beginning of period	3,148	1,829	10,756	4,020	75,222	39,670
End of period	$11,804	$3,148	$17,946	$10,756	$109,895	$75,222

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	34

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2010 Fund
	Six months ended June 30,	Year ended December 31,
	2025[1]	2024
Operations:
Net investment income	$6,904	$17,270
Net realized gain (loss)	943	12,229
Net unrealized appreciation (depreciation)	31,385	12,788
Net increase in net assets resulting from operations	39,232	42,287
Distributions paid to shareholders	(17,896)	(18,131)
Net capital share transactions	(14,216)	(5,459)
Total increase in net assets	7,120	18,697
Net assets:
Beginning of period	567,302	548,605
End of period	$574,422	$567,302
1
Unaudited.
2
For the period May 1, 2024, commencement of operations, through December 31, 2024.
3
Amount less than one thousand.
Refer to the notes to financial statements.

35	American Funds Insurance Series - Target Date Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company with 42 different funds (the “funds“), including 13 funds in the American Funds Insurance Series — Target Date Series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 29 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.
Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series - Target Date Series	36

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of June 30, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

37	American Funds Insurance Series - Target Date Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds Insurance Series - Target Date Series	38

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting, and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

39	American Funds Insurance Series - Target Date Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series - Target Date Series	40

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments,there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

41	American Funds Insurance Series - Target Date Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
As of December 31, 2024
Undistributed long-term capital gains	$4	$3	$6	$7	$3	$2
As of June 30, 2025
Gross unrealized appreciation on investments	8	12	22	372	521	819
Net unrealized appreciation (depreciation) on investments	8	12	22	372	521	819
Cost of investments	108	64	186	5,698	8,600	11,545

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
As of December 31, 2024
Undistributed ordinary income	$—	$112	$13	$27	$99	$723
Undistributed long-term capital gains	11	61	42	48	200	1,445
Capital loss carryforward utilized	—	—	3	11	28	—
As of June 30, 2025
Gross unrealized appreciation on investments	287	914	493	605	803	6,396
Gross unrealized depreciation on investments	—	—	—	—	(48)	(515)
Net unrealized appreciation (depreciation) on investments	287	914	493	605	755	5,881
Cost of investments	4,786	13,861	10,545	11,229	17,198	104,097

IS 2010 Fund
As of December 31, 2024
Undistributed ordinary income	$6,090
Undistributed long-term capital gains	11,799
As of June 30, 2025
Gross unrealized appreciation on investments	50,414
Gross unrealized depreciation on investments	(14,622)
Net unrealized appreciation (depreciation) on investments	35,792
Cost of investments	539,091

American Funds Insurance Series - Target Date Series	42

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
IS 2070 Fund
	Six months ended June 30, 2025			For the period May 1, 2024* through December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$3	$3	$1	$— †	$1
Class 1A	—	1	1	— †	— †	— †
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	— †	— †	— †	— †	— †
Total	$—	$4	$4	$1	$— †	$1
IS 2065 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$1	$1	$1	$1	$2
Class 1A	—	— †	— †	— †	1	1
Class 2	—	1	1	— †	— †	— †
Class 4	—	1	1	— †	— †	— †
Total	$—	$3	$3	$1	$2	$3
IS 2060 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$5	$5	$1	$1	$2
Class 1A	—	1	1	— †	1	1
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	— †	— †	— †	— †	— †
Total	$—	$6	$6	$1	$2	$3
IS 2055 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$7	$7	$1	$1	$2
Class 1A	—	— †	— †	— †	1	1
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	— †	— †	— †	— †	— †
Total	$—	$7	$7	$1	$2	$3
Refer to the end of the table(s) for footnote(s).

43	American Funds Insurance Series - Target Date Series

IS 2050 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$3	$3	$1	$1	$2
Class 1A	—	— †	— †	— †	1	1
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	— †	— †	— †	— †	— †
Total	$—	$3	$3	$1	$2	$3
IS 2045 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$3	$3	$1	$1	$2
Class 1A	—	— †	— †	— †	— †	— †
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	— †	— †	— †	— †	— †
Total	$—	$3	$3	$1	$1	$2
IS 2040 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$10	$10	$— †	$— †	$— †
Class 1A	—	— †	— †	— †	— †	— †
Class 2	—	— †	— †	— †	— †	— †
Class 4	—	1	1	3	1	4
Total	$—	$11	$11	$3	$1	$4
IS 2035 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$104	$56	$160	$2	$— †	$2
Class 1A	— †	— †	— †	1	— †	1
Class 2	— †	— †	— †	— †	1	1
Class 4	8	5	13	31	38	69
Total	$112	$61	$173	$34	$39	$73
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	44

IS 2030 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$41	$54	$6	$—	$6
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	— †	1	1	4	—	4
Total	$13	$42	$55	$10	$—	$10
IS 2025 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23	$38	$61	$11	$—	$11
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	4	9	13	35	—	35
Total	$27	$47	$74	$46	$—	$46
IS 2020 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23	$43	$66	$1	$—	$1
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	76	158	234	119	—	119
Total	$99	$201	$300	$120	$—	$120
IS 2015 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— †	$— †	$— †	$1	$— †	$1
Class 1A	— †	— †	— †	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	724	1,445	2,169	1,271	128	1,399
Total	$724	$1,445	$2,169	$1,272	$128	$1,400
Refer to the end of the table(s) for footnote(s).

45	American Funds Insurance Series - Target Date Series

IS 2010 Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— †	$1	$1	$1	$— †	$1
Class 1A	— †	— †	— †	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	6,094	11,801	17,895	16,362	1,768	18,130
Total	$6,094	$11,802	$17,896	$16,363	$1,768	$18,131
*
Commencement of operations.
†
Amount less than one thousand.
6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25
Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series - Target Date Series	46

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
IS 2070 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—
IS 2065 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2060 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
IS 2055 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2050 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
Refer to the end of the table(s) for footnote(s).
IS 2045 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

47	American Funds Insurance Series - Target Date Series

IS 2040 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
IS 2035 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	2	1
Total class-specific expenses	$2	$1

IS 2030 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2025 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	3	3
Total class-specific expenses	$3	$3

IS 2020 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	15	15
Total class-specific expenses	$15	$15
IS 2015 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	113	113
Total class-specific expenses	$113	$113

IS 2010 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	702	702
Total class-specific expenses	$702	$702
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for some of the funds in the series. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were less than $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series - Target Date Series	48

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
IS 2070 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$17	2	$4	— *	$— *	— *	$21	2
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$17	2	$4	— *	$— *	— *	$21	2
Year ended May 1, 2024† through December 31, 2024
Class 1	$54	5	$1	— *	$— *	— *	$55	5
Class 1A	10	1	— *	— *	—	—	10	1
Class 2	10	1	— *	— *	—	—	10	1
Class 4	10	1	— *	— *	—	—	10	1
Total net increase (decrease)	$84	8	$1	— *	$— *	— *	$85	8
Refer to the end of the table(s) for footnote(s).

49	American Funds Insurance Series - Target Date Series

IS 2065 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$18	2	$1	— *	$(1)	— *	$18	2
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	1 *	— *	—	—	1 *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$18	2	$2	— *	$(1)	— *	$19	2
Year ended December 31, 2024
Class 1	$—	—	$1	— *	$—	—	$1	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$—	—	$3	— *	$—	—	$3	— *
IS 2060 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$51	5	$6	— *	$(1)	— *	$56	5
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$51	5	$6	— *	$(1)	— *	$56	5
Year ended December 31, 2024
Class 1	$83	7	$3	— *	$— *	— *	$86	7
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$83	7	$3	— *	$— *	— *	$86	7
IS 2055 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,119	475	$8	1	$(646)	(51)	$5,481	425
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$6,119	475	$8	1	$(646)	(51)	$5,481	425
Year ended December 31, 2024
Class 1	$101	8	$3	— *	$— *	— *	$104	8
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$101	8	$3	— *	$— *	— *	$104	8
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	50

IS 2050 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$9,400	743	$3	— *	$(957)	(76)	$8,446	667
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$9,400	743	$3	— *	$(957)	(76)	$8,446	667
Year ended December 31, 2024
Class 1	$1	— *	$1	— *	$— *	— *	$2	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$1	— *	$2	— *	$— *	— *	$3	— *
IS 2045 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$10,391	828	$4	— *	$(297)	(23)	$10,098	805
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$10,391	828	$4	— *	$(297)	(23)	$10,098	805
Year ended December 31, 2024
Class 1	$1,242	102	$1	— *	$— *	— *	$1,243	102
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$1,242	102	$1	— *	$— *	— *	$1,243	102
IS 2040 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,685	369	$10	1	$(227)	(18)	$4,468	352
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	1	— *	(8)	(1)	(7)	(1)
Total net increase (decrease)	$4,685	369	$11	1	$(235)	(19)	$4,461	351
Year ended December 31, 2024
Class 1	$2	—	$— *	— *	$— *	— *	$2	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	217	19	3	— *	(2)	— *	218	19
Total net increase (decrease)	$219	19	$3	— *	$(2)	— *	$220	19
Refer to the end of the table(s) for footnote(s).

51	American Funds Insurance Series - Target Date Series

IS 2035 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,576	1,264	$161	13	$(3,036)	(246)	$12,701	1,031
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	110	9	12	1	(86)	(7)	36	3
Total net increase (decrease)	$15,686	1,273	$173	14	$(3,122)	(253)	$12,737	1,034
Year ended December 31, 2024
Class 1	$88	8	$2	— *	$— *	— *	$90	8
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	69	6	(1,424)	(123)	(1,355)	(117)
Total net increase (decrease)	$88	8	$73	6	$(1,424)	(123)	$(1,263)	(109)
IS 2030 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,578	1,259	$53	4	$(6,693)	(556)	$8,938	707
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	2	— *	(30)	(2)	(28)	(2)
Total net increase (decrease)	$15,578	1,259	$55	4	$(6,723)	(558)	$8,910	705
Year ended December 31, 2024
Class 1	$1,143	92	$6	1	$— *	— *	$1,149	93
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	21	2	4	—	(57)	(5)	(32)	(3)
Total net increase (decrease)	$1,164	94	$10	1	$(57)	(5)	$1,117	90
IS 2025 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$16,086	1,327	$61	5	$(8,095)	(669)	$8,052	663
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	13	1	(40)	(3)	(27)	(2)
Total net increase (decrease)	$16,086	1,327	$74	6	$(8,135)	(672)	$8,025	661
Year ended December 31, 2024
Class 1	$998	83	$11	1	$— *	— *	$1,009	84
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	450	39	35	3	(273)	(25)	212	17
Total net increase (decrease)	$1,448	122	$46	4	$(273)	(25)	$1,221	101
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	52

IS 2020 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$3,445	292	$65	5	$(55)	(5)	$3,455	292 *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	2,945	249	234	20	(269)	(23)	2,910	246
Total net increase (decrease)	$6,390	541	$299	25	$(324)	(28)	$6,365	538
Year ended December 31, 2024
Class 1	$5	1	$— *	— *	$— *	— *	$5	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	6,641	574	120	11	(234)	(21)	6,527	564
Total net increase (decrease)	$6,646	575	$120	11	$(234)	(21)	$6,532	565
IS 2015 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4	— *	$— *	— *	$—	—	$4	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	30,223	2,624	2,170	187	(2,416)	(209)	29,977	2,602
Total net increase (decrease)	$30,227	2,624	$2,170	187	$(2,416)	(209)	$29,981	2,602
Year ended December 31, 2024
Class 1	$5	1	$— *	— *	$— *	— *	$5	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	35,595	3,156	1,400	125	(3,460)	(314)	33,535	2,967
Total net increase (decrease)	$35,600	3,157	$1,400	125	$(3,460)	(314)	$33,540	2,968
IS 2010 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1	— *	$2	— *	$— *	— *	$3	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	1,141	99	17,893	1,586	(33,253)	(2,937)	(14,219)	(1,252)
Total net increase (decrease)	$1,142	99	$17,895	1,586	$(33,253)	(2,937)	$(14,216)	(1,252)
Year ended December 31, 2024
Class 1	$— *	— *	$— *	1	$—	—	$— *	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	26,991	2,518	18,131	1,649	(50,581)	(4,558)	(5,459)	(391)
Total net increase (decrease)	$26,991	2,518	$18,131	1,650	$(50,581)	(4,558)	$(5,459)	(390)
*
Amount less than one thousand.
†
Commencement of operations.

53	American Funds Insurance Series - Target Date Series

9. Investment transactions

Each fund engaged in purchases and sales of investment securities of affiliated issuers during the six months ended June 30, 2025, as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Purchases of investment securities*	$19	$24	$59	$6,057	$9,485	$10,538
Sales of investment securities*	— †	1	1	507	929	277

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Purchases of investment securities*	$4,721	$15,851	$15,864	$16,421	$6,626	$31,738
Sales of investment securities*	203	3,061	6,668	8,057	304	2,409

IS 2010 Fund
Purchases of investment securities*	$11,203
Sales of investment securities*	34,539
*
Excludes short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
10. Ownership concentration

At June 30, 2025, CRMC held aggregate ownership of 28% of the outstanding shares of IS 2060 Fund, 76% of the outstanding shares of IS 2065 Fund, and 42% of the outstanding shares of IS 2070 Fund. The ownership percentages represent the seed money invested in the funds when they began operations. IS 2060 Fund and IS 2065 Fund began operations on May 1, 2023. IS 2070 Fund began operations on May 1, 2024.

American Funds Insurance Series - Target Date Series	54

Financial highlights

	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2070 Fund
Class 1:
6/30/2025[5,6]	$10.97	$.05	$1.10	$1.15	$—	$(.43 )	$(.43 )	$11.69	10.65%[7]	$— [8]	.06%[9]	.05%[9]	.42%[9]	.95%[9]
12/31/2024[6,10]	10.00	.27	.84	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7]	— [8]	.73 [9]	.06 [9]	.43 [9]	3.70 [9]
Class 1A:
6/30/2025[5,6]	10.97	.06	1.09	1.15	—	(.43 )	(.43 )	11.69	10.65 [7,11]	— [8]	.06 [9,11]	.04 [9,11]	.41 [9,11]	1.01 [9,11]
12/31/2024[6,10]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [8]	.27 [9,11]	.06 [9,11]	.43 [9,11]	1.80 [9,11]
Class 2:
6/30/2025[5,6]	10.97	.06	1.09	1.15	—	(.43 )	(.43 )	11.69	10.65 [7,11]	— [8]	.06 [9,11]	.04 [9,11]	.41 [9,11]	1.01 [9,11]
12/31/2024[6,10]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [8]	.27 [9,11]	.06 [9,11]	.43 [9,11]	1.80 [9,11]
Class 4:
6/30/2025[5,6]	10.97	.06	1.09	1.15	—	(.43 )	(.43 )	11.69	10.65 [7,11]	— [8]	.06 [9,11]	.04 [9,11]	.41 [9,11]	1.01 [9,11]
12/31/2024[6,10]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [7,11]	— [8]	.27 [9,11]	.06 [9,11]	.43 [9,11]	1.81 [9,11]
IS 2065 Fund
Class 1:
6/30/2025[5,6]	$12.28	$.07	$1.20	$1.27	$—	$(.53 )	$(.53 )	$13.02	10.50%[7]	$— [8]	.03%[9]	.03%[9]	.41%[9]	1.09%[9]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92	— [8]	.34	.06	.43	1.47
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7]	— [8]	.03 [9]	.03 [9]	.41 [9]	2.21 [9]
Class 1A:
6/30/2025[5,6]	12.28	.06	1.21	1.27	—	(.53 )	(.53 )	13.02	10.50 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	1.01 [9,11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [8]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.21 [9,11]
Class 2:
6/30/2025[5,6]	12.28	.06	1.21	1.27	—	(.53 )	(.53 )	13.02	10.49 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	1.01 [9,11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [8]	.34 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.22 [9,11]
Class 4:
6/30/2025[5,6]	12.28	.06	1.21	1.27	—	(.53 )	(.53 )	13.02	10.50 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	1.00 [9,11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [8]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.21 [9,11]
IS 2060 Fund
Class 1:
6/30/2025[5,6]	$12.40	$.06	$1.26	$1.32	$—	$(.41 )	$(.41 )	$13.31	10.79%[7]	$— [8]	.04%[9]	.04%[9]	.42%[9]	1.04%[9]
12/31/2024	11.12	.42	1.30	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62	— [8]	.47	.06	.43	3.42
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7]	— [8]	.03 [9]	.03 [9]	.41 [9]	2.21 [9]
Class 1A:
6/30/2025[5,6]	12.40	.06	1.26	1.32	—	(.41 )	(.41 )	13.31	10.79 [7,11]	— [8]	.05 [9,11]	.05 [9,11]	.43 [9,11]	.99 [9,11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [8]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.21 [9,11]
Class 2:
6/30/2025[5,6]	12.40	.06	1.27	1.33	—	(.41 )	(.41 )	13.32	10.88 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.42 [9,11]	1.00 [9,11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.61 [11]	— [8]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.22 [9,11]
Class 4:
6/30/2025[5,6]	12.40	.06	1.26	1.32	—	(.41 )	(.41 )	13.31	10.79 [7,11]	— [8]	.05 [9,11]	.05 [9,11]	.43 [9,11]	.99 [9,11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [8]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.21 [9,11]
Refer to the end of the table(s) for footnote(s).

55	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2055 Fund
Class 1:
6/30/2025[5,6]	$12.42	$.07	$1.44	$1.51	$—	$(.02 )	$(.02 )	$13.91	12.13%[7]	$6	.03%[9]	.03%[9]	.41%[9]	1.16%[9]
12/31/2024	11.10	.45	1.30	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90	— [8]	.45	.06	.43	3.64
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7]	— [8]	.03 [9]	.03 [9]	.41 [9]	2.23 [9]
Class 1A:
6/30/2025[5,6]	12.42	.06	1.45	1.51	—	(.02 )	(.02 )	13.91	12.13 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	1.02 [9,11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [8]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.23 [9,11]
Class 2:
6/30/2025[5,6]	12.42	.06	1.45	1.51	—	(.02 )	(.02 )	13.91	12.13 [7,11]	— [8]	.02 [9,11]	.02 [9,11]	.40 [9,11]	1.02 [9,11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [8]	.16 [11]	.06 [11]	.43 [11]	1.49 [11]
12/31/2023[6,12]	10.00	.16	1.12	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.24 [9,11]
Class 4:
6/30/2025[5,6]	12.42	.06	1.45	1.51	—	(.02 )	(.02 )	13.91	12.13 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	1.02 [9,11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [8]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.41 [9,11]	2.23 [9,11]
IS 2050 Fund
Class 1:
6/30/2025[5,6]	$12.18	$.08	$1.37	$1.45	$—	$— [13]	$— [13]	$13.63	11.94%[7]	$9	.03%[9]	.03%[9]	.39%[9]	1.28%[9]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80	— [8]	.34	.06	.42	1.60
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7]	— [8]	.03 [9]	.03 [9]	.40 [9]	2.34 [9]
Class 1A:
6/30/2025[5,6]	12.18	.07	1.38	1.45	—	— [13]	— [13]	13.63	11.94 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.12 [9,11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.40 [9,11]	2.33 [9,11]
Class 2:
6/30/2025[5,6]	12.18	.07	1.38	1.45	—	— [13]	— [13]	13.63	11.94 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.13 [9,11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.40 [9,11]	2.33 [9,11]
Class 4:
6/30/2025[5,6]	12.18	.07	1.38	1.45	—	— [13]	— [13]	13.63	11.94 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.12 [9,11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.59 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.40 [9,11]	2.33 [9,11]
IS 2045 Fund
Class 1:
6/30/2025[5,6]	$12.16	$.08	$1.34	$1.42	$—	$— [13]	$— [13]	$13.58	11.70%[7]	$12	.03%[9]	.03%[9]	.39%[9]	1.36%[9]
12/31/2024	11.02	.16	1.58	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87	1.34		.06	.42	1.71
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7]	— [8]	.03 [9]	.03 [9]	.39 [9]	2.44 [9]
Class 1A:
6/30/2025[5,6]	12.16	.07	1.35	1.42	—	— [13]	— [13]	13.58	11.70 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.21 [9,11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.44 [9,11]
Class 2:
6/30/2025[5,6]	12.16	.08	1.34	1.42	—	— [13]	— [13]	13.58	11.70 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.21 [9,11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.44 [9,11]
Class 4:
6/30/2025[5,6]	12.16	.07	1.36	1.43	—	— [13]	— [13]	13.59	11.78 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	1.21 [9,11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [8]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.45 [9,11]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	56

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2040 Fund
Class 1:
6/30/2025[5,6]	$12.21	$.10	$1.30	$1.40	$—	$(.03 )	$(.03 )	$13.58	11.48%[7]	$5	.03%[9]	.03%[9]	.38%[9]	1.62%[9]
12/31/2024	10.97	.22	1.41	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04	— [8]	.11	.06	.41	1.88
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7]	— [8]	.03 [9]	.03 [9]	.39 [9]	2.53 [9]
Class 1A:
6/30/2025[5,6]	12.21	.09	1.31	1.40	—	(.03 )	(.03 )	13.58	11.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.38 [9,11]	1.42 [9,11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [8]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.53 [9,11]
Class 2:
6/30/2025[5,6]	12.21	.09	1.31	1.40	—	(.03 )	(.03 )	13.58	11.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.38 [9,11]	1.42 [9,11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [8]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.53 [9,11]
Class 4:
6/30/2025[5,6]	12.21	.06	1.31	1.37	—	(.03 )	(.03 )	13.55	11.23 [7]	— [8]	.50 [9]	.50 [9]	.85 [9]	.95 [9]
12/31/2024	10.97	.23	1.38	1.61	(.13 )	(.24 )	(.37 )	12.21	14.77	— [8]	.61	.51	.86	1.85
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.39 [9,11]	2.54 [9,11]
IS 2035 Fund
Class 1:
6/30/2025[5,6]	$11.96	$.13	$1.05	$1.18	$(.01 )	$(.13 )	$(.14 )	$13.00	9.91%[7]	$14	.03%[9]	.03%[9]	.36%[9]	2.22%[9]
12/31/2024	11.43	.46	.94	1.40	(.39 )	(.48 )	(.87 )	11.96	12.60	— [8]	.09	.06	.40	3.88
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01	— [8]	.04	.04	.38	2.31
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)	— [8]	.03	.03	.37	2.04
12/31/2021	11.39	.17	1.58	1.75	(.10 )	(.11 )	(.21 )	12.93	15.46	— [8]	4.86	.06	.40	1.40
12/31/2020	10.19	.15	1.43	1.58	(.12 )	(.26 )	(.38 )	11.39	16.03	— [8]	46.43	.06	.42	1.52
Class 1A:
6/30/2025[5,6]	11.95	.12	1.07	1.19	(.01 )	(.13 )	(.14 )	13.00	10.01 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.36 [9,11]	2.02 [9,11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [8]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [8]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [8]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [8]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
12/31/2020	10.19	.15	1.42	1.57	(.12 )	(.26 )	(.38 )	11.38	15.93 [11]	— [8]	46.43 [11]	.06 [11]	.42 [11]	1.51 [11]
Class 2:
6/30/2025[5,6]	11.95	.12	1.07	1.19	(.01 )	(.13 )	(.14 )	13.00	10.01 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.36 [9,11]	2.02 [9,11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [8]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [8]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [8]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [8]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
12/31/2020	10.19	.15	1.42	1.57	(.12 )	(.26 )	(.38 )	11.38	15.93 [11]	— [8]	46.43 [11]	.06 [11]	.42 [11]	1.51 [11]
Class 4:
6/30/2025[5,6]	11.90	.09	1.05	1.14	—	(.13 )	(.13 )	12.91	9.63 [7]	1	.52 [9]	.52 [9]	.85 [9]	1.55 [9]
12/31/2024	11.36	.17	1.16	1.33	(.31 )	(.48 )	(.79 )	11.90	12.04	1.58		.55	.89	1.48
12/31/2023	9.90	.21	1.42	1.63	(.11 )	(.06 )	(.17 )	11.36	16.51	2.54		.54	.88	2.00
12/31/2022	12.92	.28	(2.47)	(2.19)	(.07 )	(.76 )	(.83 )	9.90	(16.79)	1.50		.50	.84	2.70
12/31/2021	11.39	.12	1.58	1.70	(.06 )	(.11 )	(.17 )	12.92	14.99	— [8]	5.31	.49	.83	.97
12/31/2020	10.19	.35	1.22	1.57	(.11 )	(.26 )	(.37 )	11.39	16.01	— [8]	52.83	.18	.54	3.35
Refer to the end of the table(s) for footnote(s).

57	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2030 Fund
Class 1:
6/30/2025[5,6]	$12.11	$.15	$.93	$1.08	$(.01 )	$(.05 )	$(.06 )	$13.13	8.93%[7]	$11	.03%[9]	.03%[9]	.35%[9]	2.53%[9]
12/31/2024	11.08	1.15	.05	1.20	(.17 )	—	(.17 )	12.11	10.87	1.02		.02	.34	9.68
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37	— [8]	.04	.04	.37	2.58
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)	— [8]	.04	.04	.36	2.29
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07	— [8]	2.53	.06	.38	1.59
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41	— [8]	45.36	.06	.41	1.71
Class 1A:
6/30/2025[5,6]	12.10	.15	.94	1.09	(.01 )	(.05 )	(.06 )	13.13	9.02 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.35 [9,11]	2.39 [9,11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.78 [11]	— [8]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [8]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [8]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [8]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41 [11]	— [8]	45.36 [11]	.06 [11]	.41 [11]	1.71 [11]
Class 2:
6/30/2025[5,6]	12.10	.15	.94	1.09	(.01 )	(.05 )	(.06 )	13.13	8.93 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.35 [9,11]	2.39 [9,11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.87 [11]	— [8]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [8]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [8]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [8]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41 [11]	— [8]	45.36 [11]	.06 [11]	.41 [11]	1.72 [11]
Class 4:
6/30/2025[5,6]	12.06	.12	.94	1.06	— [13]	(.05 )	(.05 )	13.07	8.80 [7]	— [8]	.52 [9]	.52 [9]	.84 [9]	1.88 [9]
12/31/2024	11.04	.24	.89	1.13	(.11 )	—	(.11 )	12.06	10.30	1.57		.55	.87	2.05
12/31/2023	9.92	.22	1.14	1.36	(.23 )	(.01 )	(.24 )	11.04	13.79	— [8]	.53	.53	.86	2.08
12/31/2022	12.40	.25	(2.10)	(1.85)	(.11 )	(.52 )	(.63 )	9.92	(14.87)	— [8]	.52	.52	.84	2.38
12/31/2021	11.14	.13	1.27	1.40	(.07 )	(.07 )	(.14 )	12.40	12.55	— [8]	2.93	.53	.85	1.10
12/31/2020	10.15	.46	.87	1.33	(.13 )	(.21 )	(.34 )	11.14	13.39	— [8]	44.54	.25	.60	4.38
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	58

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2025 Fund
Class 1:
6/30/2025[5,6]	$11.83	$.18	$.81	$.99	$(.03 )	$(.05 )	$(.08 )	$12.74	8.39%[7]	$10	.04%[9]	.04%[9]	.34%[9]	2.96%[9]
12/31/2024	11.08	.94	.07	1.01	(.26 )	—	(.26 )	11.83	9.13	1.06		.06	.37	8.35
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90	— [8]	.04	.04	.35	2.95
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)	— [8]	.04	.04	.35	2.63
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42	— [8]	1.26	.06	.37	1.77
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75	— [8]	20.72	.06	.38	1.85
Class 1A:
6/30/2025[5,6]	11.83	.17	.82	.99	(.03 )	(.05 )	(.08 )	12.74	8.39 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.34 [9,11]	2.79 [9,11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [8]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [8]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [8]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [8]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75 [11]	— [8]	20.72 [11]	.06 [11]	.38 [11]	1.85 [11]
Class 2:
6/30/2025[5,6]	11.83	.17	.82	.99	(.03 )	(.05 )	(.08 )	12.74	8.39 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.34 [9,11]	2.79 [9,11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [8]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [8]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [8]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [8]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75 [11]	— [8]	20.72 [11]	.06 [11]	.38 [11]	1.85 [11]
Class 4:
6/30/2025[5,6]	11.76	.14	.81	.95	(.02 )	(.05 )	(.07 )	12.64	8.10 [7]	2	.53 [9]	.53 [9]	.83 [9]	2.29 [9]
12/31/2024	11.03	.31	.63	.94	(.21 )	—	(.21 )	11.76	8.52	2.56		.56	.87	2.64
12/31/2023	10.13	.27	.88	1.15	(.25 )	—	(.25 )	11.03	11.40	2.54		.54	.85	2.57
12/31/2022	12.22	.24	(1.87)	(1.63)	(.16 )	(.30 )	(.46 )	10.13	(13.25)	1.54		.54	.85	2.21
12/31/2021	11.16	.18	1.02	1.20	(.06 )	(.08 )	(.14 )	12.22	10.77	1	1.35	.55	.86	1.48
12/31/2020	10.12	.20	1.06	1.26	(.17 )	(.05 )	(.22 )	11.16	12.42	1	7.44	.54	.86	1.93
Refer to the end of the table(s) for footnote(s).

59	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2020 Fund
Class 1:
6/30/2025[5,6]	$11.55	$.18	$.75	$.93	$(.08 )	$(.15 )	$(.23 )	$12.25	8.07%[7]	$4	.05%[9]	.05%[9]	.34%[9]	3.11%[9]
12/31/2024	10.80	.39	.57	.96	(.21 )	—	(.21 )	11.55	8.96	— [8]	.06	.06	.36	3.46
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38	— [8]	.04	.04	.34	3.19
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)	— [8]	.05	.05	.34	2.94
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68	— [8]	.68	.06	.35	2.09
12/31/2020	10.09	.25	.81	1.06	(.19 )	(.02 )	(.21 )	10.94	10.52	— [8]	14.67	.06	.36	2.41
Class 1A:
6/30/2025[5,6]	11.56	.17	.75	.92	(.08 )	(.15 )	(.23 )	12.25	7.98 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.33 [9,11]	2.86 [9,11]
12/31/2024	10.80	.37	.60	.97	(.21 )	—	(.21 )	11.56	9.06 [11]	— [8]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [8]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [8]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.95	.24	.92	1.16	(.09 )	(.05 )	(.14 )	11.97	10.58 [11]	— [8]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
12/31/2020	10.09	.25	.82	1.07	(.19 )	(.02 )	(.21 )	10.95	10.62 [11]	— [8]	14.67 [11]	.06 [11]	.36 [11]	2.41 [11]
Class 2:
6/30/2025[5,6]	11.55	.17	.76	.93	(.08 )	(.15 )	(.23 )	12.25	8.07 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.33 [9,11]	2.86 [9,11]
12/31/2024	10.80	.37	.59	.96	(.21 )	—	(.21 )	11.55	8.96 [11]	— [8]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [8]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [8]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68 [11]	— [8]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
12/31/2020	10.09	.25	.81	1.06	(.19 )	(.02 )	(.21 )	10.94	10.52 [11]	— [8]	14.67 [11]	.06 [11]	.36 [11]	2.41 [11]
Class 4:
6/30/2025[5,6]	11.46	.14	.74	.88	(.07 )	(.15 )	(.22 )	12.12	7.72 [7]	14	.54 [9]	.54 [9]	.83 [9]	2.40 [9]
12/31/2024	10.74	.37	.53	.90	(.18 )	—	(.18 )	11.46	8.45	11.55		.55	.85	3.25
12/31/2023	10.01	.28	.70	.98	(.25 )	—	(.25 )	10.74	9.87	4.53		.53	.83	2.75
12/31/2022	11.91	.26	(1.63)	(1.37)	(.22 )	(.31 )	(.53 )	10.01	(11.51)	3.55		.55	.84	2.42
12/31/2021	10.92	.23	.87	1.10	(.06 )	(.05 )	(.11 )	11.91	10.10	3.94		.56	.85	1.96
12/31/2020	10.09	.29	.73	1.02	(.17 )	(.02 )	(.19 )	10.92	10.15	1	5.79	.54	.84	2.75
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	60

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2015 Fund
Class 1:
6/30/2025[5,6]	$11.35	$.17	$.69	$.86	$(.09 )	$(.16 )	$(.25 )	$11.96	7.63%[7]	$— [8]	.04%[9]	.04%[9]	.33%[9]	3.04%[9]
12/31/2024	10.74	.40	.50	.90	(.26 )	(.03 )	(.29 )	11.35	8.48	— [8]	.06	.06	.35	3.61
12/31/2023	10.09	.34	.61	.95	(.30 )	—	(.30 )	10.74	9.49	— [8]	.04	.04	.33	3.29
12/31/2022	11.79	.32	(1.52)	(1.20)	(.23 )	(.27 )	(.50 )	10.09	(10.13)	— [8]	.04	.04	.33	3.03
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26	— [8]	.12	.06	.34	2.16
12/31/2020	10.09	.76	.20	.96	(.20 )	— [13]	(.20 )	10.85	9.62	— [8]	7.60	.06	.35	7.46
Class 1A:
6/30/2025[5,6]	11.35	.17	.69	.86	(.09 )	(.16 )	(.25 )	11.96	7.63 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.33 [9,11]	3.00 [9,11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [8]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [8]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [8]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [8]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
12/31/2020	10.09	.76	.20	.96	(.20 )	— [13]	(.20 )	10.85	9.62 [11]	— [8]	7.60 [11]	.06 [11]	.35 [11]	7.46 [11]
Class 2:
6/30/2025[5,6]	11.35	.17	.69	.86	(.09 )	(.16 )	(.25 )	11.96	7.63 [7,11]	— [8]	.04 [9,11]	.04 [9,11]	.33 [9,11]	3.00 [9,11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [8]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [8]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [8]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [8]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
12/31/2020	10.09	.76	.20	.96	(.20 )	— [13]	(.20 )	10.85	9.62 [11]	— [8]	7.60 [11]	.06 [11]	.35 [11]	7.46 [11]
Class 4:
6/30/2025[5,6]	11.25	.15	.68	.83	(.08 )	(.16 )	(.24 )	11.84	7.37 [7]	110	.54 [9]	.54 [9]	.83 [9]	2.56 [9]
12/31/2024	10.68	.35	.48	.83	(.23 )	(.03 )	(.26 )	11.25	7.88	75.56		.56	.85	3.15
12/31/2023	10.04	.30	.60	.90	(.26 )	—	(.26 )	10.68	9.01	40.54		.54	.83	2.90
12/31/2022	11.75	.29	(1.55)	(1.26)	(.18 )	(.27 )	(.45 )	10.04	(10.63)	25.54		.54	.83	2.71
12/31/2021	10.83	.20	.85	1.05	(.09 )	(.04 )	(.13 )	11.75	9.74	19.62		.56	.84	1.76
12/31/2020	10.09	.27	.65	.92	(.18 )	— [13]	(.18 )	10.83	9.20	12.93		.56	.85	2.58
Refer to the end of the table(s) for footnote(s).

61	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2010 Fund
Class 1:
6/30/2025[5,6]	$11.15	$.17	$.65	$.82	$(.13 )	$(.24 )	$(.37 )	$11.60	7.48%[7]	$— [8]	.03%[9]	.03%[9]	.31%[9]	2.99%[9]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10	— [8]	.06	.06	.34	3.54
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71	— [8]	.04	.04	.32	3.36
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)	— [8]	.04	.04	.32	3.00
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28	— [8]	.08	.06	.33	2.07
12/31/2020	10.08	.25	.65	.90	(.22 )	— [13]	(.22 )	10.76	9.02	— [8]	.10	.08	.37	2.51
Class 1A:
6/30/2025[5,6]	11.15	.17	.65	.82	(.13 )	(.24 )	(.37 )	11.60	7.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.31 [9,11]	2.97 [9,11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [8]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [8]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [8]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [8]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
12/31/2020	10.08	.26	.64	.90	(.22 )	— [13]	(.22 )	10.76	9.02 [11]	— [8]	.10 [11]	.08 [11]	.37 [11]	2.51 [11]
Class 2:
6/30/2025[5,6]	11.15	.17	.65	.82	(.13 )	(.24 )	(.37 )	11.60	7.48 [7,11]	— [8]	.03 [9,11]	.03 [9,11]	.31 [9,11]	2.97 [9,11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [8]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [8]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [8]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [8]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
12/31/2020	10.08	.25	.65	.90	(.22 )	— [13]	(.22 )	10.76	9.02 [11]	— [8]	.10 [11]	.08 [11]	.37 [11]	2.51 [11]
Class 4:
6/30/2025[5,6]	11.08	.14	.64	.78	(.12 )	(.24 )	(.36 )	11.50	7.17 [7]	574	.53 [9]	.53 [9]	.81 [9]	2.46 [9]
12/31/2024	10.63	.33	.47	.80	(.32 )	(.03 )	(.35 )	11.08	7.62	567.56		.56	.84	3.01
12/31/2023	10.11	.30	.52	.82	(.29 )	(.01 )	(.30 )	10.63	8.08	549.54		.54	.82	2.90
12/31/2022	11.58	.28	(1.40)	(1.12)	(.17 )	(.18 )	(.35 )	10.11	(9.56)	430.55		.55	.83	2.67
12/31/2021	10.74	.20	.73	.93	(.06 )	(.03 )	(.09 )	11.58	8.75	315.58		.56	.83	1.81
12/31/2020	10.08	.24	.62	.86	(.20 )	— [13]	(.20 )	10.74	8.55	126.55		.55	.84	2.36
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	62

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
IS 2070 Fund	— %[14]	4%[10]
IS 2065 Fund	2	16	— %[12,14]
IS 2060 Fund	— [14]	14	— [12,14]
IS 2055 Fund	11	13	— [12,14]
IS 2050 Fund	13	18	— [12,14]
IS 2045 Fund	3	7	— [12,14]
IS 2040 Fund	5	10	— [12,14]
IS 2035 Fund	25	15	6	88%	18%	48%
IS 2030 Fund	63	13	20	21	60	45
IS 2025 Fund	64	14	9	14	10	10
IS 2020 Fund	2	4	25	14	30	15
IS 2015 Fund	3	6	6	14	15	5
IS 2010 Fund	2	9	5	12	7	1

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	For the period May 1, 2024, commencement of operations, through December 31, 2024.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	For the period May 1, 2023, commencement of operations, through December 31, 2023.
[13]	Amount less than $.01.
[14]	Amount was either less than 1% or there was no turnover.

Refer to the notes to financial statements.

63	American Funds Insurance Series - Target Date Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series — Target Date Series	64

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series - Target Date Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

65	American Funds Insurance Series — Target Date Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series — Target Date Series	66

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Insurance Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: September 05, 2025